UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Michael W. Stockton

The Income Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio
October 31, 2014
unaudited
Common stocks 74.20% Health care 10.33%	Shares	Value (000)
Merck & Co., Inc.	50,113,640	$2,903,584
Bristol-Myers Squibb Co.	31,722,500	1,845,932
Pfizer Inc.	56,230,000	1,684,088
AstraZeneca PLC	12,490,000	907,803
Eli Lilly and Co.	9,040,000	599,623
AbbVie Inc.	8,520,000	540,679
Novartis AG	3,762,000	349,162
Novartis AG (ADR)	500,000	46,345
Roche Holding AG	1,100,000	324,347
Baxter International Inc.	4,025,000	282,314
Healthscope Ltd.[1,2]	101,831,569	227,614
Johnson & Johnson	1,540,000	165,981
Sonic Healthcare Ltd.	2,423,807	39,844
Rotech Healthcare Inc.[1,2,3]	543,172	6,138
		9,923,454
Financials 9.92%
Wells Fargo & Co.	21,692,000	1,151,628
JPMorgan Chase & Co.	16,880,200	1,020,914
CME Group Inc., Class A	10,140,400	849,867
Banco Santander, SA2	78,060,817	687,492
Suncorp Group Ltd.	52,849,898	681,341
HSBC Holdings PLC (GBP denominated)	30,420,722	311,207
HSBC Holdings PLC (HKD denominated)	28,586,382	290,650
Digital Realty Trust, Inc.[1]	8,211,000	566,477
Iron Mountain Inc.[1]	12,457,211	449,332
Weyerhaeuser Co.[2]	11,640,213	394,138
Public Storage	2,090,000	385,271
Prudential PLC	11,775,000	271,716
CBS Outdoor Americas, Inc.[1]	7,800,000	237,354
Kimco Realty Corp.	7,835,000	195,483
Equity Residential	2,745,000	190,942
McGraw Hill Financial, Inc.	2,000,000	180,960
BlackRock, Inc.	530,000	180,788
AXA SA	7,595,000	175,220
Sun Hung Kai Properties Ltd.	11,214,234	167,162
Cullen/Frost Bankers, Inc.	1,700,000	137,377
Link Real Estate Investment Trust	20,401,812	119,830
Arthur J. Gallagher & Co.	2,500,000	119,250
Macerich Co.	1,620,000	114,210
British Land Co. PLC	8,340,940	97,204
HCP, Inc.	2,000,000	87,940
SEGRO PLC	13,460,309	81,866
Toronto-Dominion Bank	1,600,000	78,747
Northwest Bancshares, Inc.[1]	4,850,000	62,226
Bank of Nova Scotia	910,065	55,732
Allianz SE	350,000	55,571
The Income Fund of America — Page 1 of 37

unaudited
Common stocks Financials (continued)	Shares	Value (000)
New York Community Bancorp, Inc.	3,065,000	$48,887
Redwood Trust, Inc.	2,479,888	46,597
City Holding Co.	741,000	33,338
American Tower Corp.	42,271	4,121
		9,530,838
Industrials 9.06%
General Electric Co.	75,480,000	1,948,139
Waste Management, Inc.[1]	26,353,353	1,288,416
Lockheed Martin Corp.	6,267,400	1,194,378
BAE Systems PLC	95,191,258	698,497
KONE Oyj, Class B	9,136,000	392,693
Hubbell Inc., Class B	3,430,000	388,996
Masco Corp.	15,796,751	348,634
Norfolk Southern Corp.	3,000,000	331,920
Ryanair Holdings PLC (ADR)[2]	4,615,000	256,317
R.R. Donnelley & Sons Co.[1]	13,345,400	232,877
PACCAR Inc	3,382,500	220,945
Siemens AG	1,750,000	197,174
Boeing Co.	1,500,000	187,365
Abertis Infraestructuras, SA, Class A	7,842,975	163,201
Delta Air Lines, Inc.	4,040,000	162,529
United Technologies Corp.	1,500,000	160,500
Honeywell International Inc.	1,575,000	151,389
Randstad Holding NV	2,801,000	123,449
Schneider Electric SE	1,407,606	110,917
Geberit AG	158,758	54,088
CEVA Group PLC[2,3,4]	35,228	32,586
Atlas Copco AB, Class B	1,195,000	31,558
Douglas Dynamics, Inc.[1]	1,444,000	29,934
Atrium Corp.[2,3,4]	1,807	2
		8,706,504
Information technology 8.35%
Microsoft Corp.	60,846,100	2,856,724
Cisco Systems, Inc.	51,980,000	1,271,950
Texas Instruments Inc.	16,730,000	830,812
Analog Devices, Inc.	13,877,087	688,581
Taiwan Semiconductor Manufacturing Co. Ltd.	127,503,000	547,043
KLA-Tencor Corp.	6,205,000	491,126
Intel Corp.	13,000,000	442,130
Maxim Integrated Products, Inc.	7,796,000	228,735
Quanta Computer Inc.	82,811,955	208,006
Diebold, Inc.[1]	3,925,000	139,063
STMicroelectronics NV	20,425,890	136,149
Paychex, Inc.	2,884,700	135,408
Fidessa group PLC	1,240,000	46,437
		8,022,164
The Income Fund of America — Page 2 of 37

unaudited
Common stocks Consumer staples 8.29%	Shares	Value (000)
PepsiCo, Inc.	14,752,588	$1,418,756
Procter & Gamble Co.	15,173,700	1,324,209
Philip Morris International Inc.	13,168,200	1,172,101
Coca-Cola Co.	17,745,000	743,161
Altria Group, Inc.	15,102,000	730,031
Kimberly-Clark Corp.	5,100,000	582,777
Nestlé SA	6,440,000	471,211
British American Tobacco PLC	6,949,000	394,296
Lorillard, Inc.	6,140,000	377,610
Imperial Tobacco Group PLC	6,500,000	281,891
Kellogg Co.	3,500,000	223,860
Hershey Co.	1,500,000	143,865
General Mills, Inc.	977,000	50,765
Kraft Foods Group, Inc.	816,667	46,019
		7,960,552
Energy 5.89%
ConocoPhillips	15,964,027	1,151,805
Royal Dutch Shell PLC, Class B (ADR)	10,431,000	778,883
Royal Dutch Shell PLC, Class B	4,499,147	166,437
Spectra Energy Corp	23,515,500	920,162
Chevron Corp.	5,215,000	625,539
BP PLC	64,900,000	466,154
Crescent Point Energy Corp.	10,905,000	360,420
Helmerich & Payne, Inc.	2,500,000	217,050
ONEOK, Inc.	3,575,000	210,710
Occidental Petroleum Corp.	2,250,000	200,092
Keyera Corp.	1,332,700	106,020
Coal India Ltd.	16,900,000	101,992
Kinder Morgan, Inc.	2,630,000	101,781
Diamond Offshore Drilling, Inc.	2,135,200	80,518
Transocean Ltd.	2,200,000	65,626
TOTAL SA (ADR)	1,050,000	62,885
Husky Energy Inc.	1,750,000	42,250
General Maritime Corp.[2,3,4]	5,506	191
		5,658,515
Materials 5.21%
E.I. du Pont de Nemours and Co.	21,821,000	1,508,922
Dow Chemical Co.	18,304,900	904,262
Nucor Corp.	12,890,485	696,860
Potash Corp. of Saskatchewan Inc.	18,650,000	637,270
MeadWestvaco Corp.[1]	11,281,000	498,282
Air Products and Chemicals, Inc.	2,425,000	326,550
BASF SE	3,000,000	264,064
Cliffs Natural Resources Inc.[1]	7,354,581	82,592
Fletcher Building Ltd.	12,239,000	82,047
NewPage Holdings Inc.[5]	73,460	6,611
		5,007,460
The Income Fund of America — Page 3 of 37

unaudited
Common stocks Utilities 4.82%	Shares	Value (000)
National Grid PLC	56,957,120	$843,718
Duke Energy Corp.	8,912,057	732,125
PG&E Corp.	11,300,000	568,616
EDP - Energias de Portugal, SA	125,090,000	537,832
DTE Energy Co.	5,500,000	451,880
Power Assets Holdings Ltd.	44,716,000	431,583
FirstEnergy Corp.	8,867,983	331,131
Dominion Resources, Inc.	3,570,000	254,541
Exelon Corp.	5,000,000	182,950
Snam SPA	30,547,000	164,987
Ratchaburi Electricity Generating Holding PCL	35,748,000	66,678
NTPC Ltd.	27,000,000	66,005
		4,632,046
Telecommunication services 4.59%
Verizon Communications Inc.	33,550,056	1,685,890
Telstra Corp. Ltd.	141,451,533	700,808
Orange	31,900,000	508,288
HKT Trust and HKT Ltd., units	345,019,135	420,421
Deutsche Telekom AG	27,330,000	411,668
TalkTalk Telecom Group PLC[1]	57,242,000	274,802
CenturyLink, Inc.	4,290,000	177,949
BT Group PLC	26,030,000	153,028
MegaFon OJSC (GDR)	3,461,000	80,988
		4,413,842
Consumer discretionary 3.66%
Home Depot, Inc.	10,180,000	992,754
Carnival Corp., units	9,500,000	381,425
Time Warner Cable Inc.	2,442,690	359,588
SES SA, Class A (FDR)	7,800,000	269,289
SJM Holdings Ltd.	114,800,000	242,474
Time Warner Inc.	2,955,000	234,834
Genuine Parts Co.	2,350,000	228,138
GameStop Corp., Class A	5,000,000	213,800
Marks and Spencer Group PLC	30,000,000	195,179
VF Corp.	2,840,000	192,211
ProSiebenSat.1 Media AG	2,745,000	110,610
Wynn Macau, Ltd.	13,338,000	48,157
Cooper-Standard Holdings Inc.[2]	583,009	31,821
Nokian Renkaat Oyj	674,000	18,996
Adelphia Recovery Trust, Series ACC-1[2,3]	19,531,478	59
Revel AC, Inc.[2,3,5]	529,539	—
		3,519,335
Miscellaneous 4.08%
Other common stocks in initial period of acquisition		3,918,544
Total common stocks (cost: $53,113,247,000)		71,293,254
The Income Fund of America — Page 4 of 37

unaudited
Preferred securities 0.51% Financials 0.50%	Shares	Value (000)
Citigroup Inc., Series K, depositary shares	3,458,483	$92,549
Citigroup Inc. 7.875% preferred	2,637,610	70,214
Vornado Realty Trust, Series I, 6.625%	3,380,000	87,373
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	61,437
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	54,480
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	48,910
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	41,536
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	28,716
		485,215
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		6,867
Total preferred securities (cost: $469,933,000)		492,082
Rights & warrants 0.02% Energy 0.00%
General Maritime Corp., warrants, expire 2017[2,3,4]	8,514	37
Miscellaneous 0.02%
Other rights & warrants in initial period of acquisition		16,877
Total rights & warrants (cost: $17,212,000)		16,914
Convertible stocks 0.43% Materials 0.17%
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	130,250
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[1]	2,925,000	30,713
		160,963
Energy 0.15%
Chesapeake Energy Corporation 5.75% convertible preferred[4]	125,700	142,747
Industrials 0.05%
CEVA Group PLC, Series A-1, 3.23% convertible preferred[3]	29,937	37,721
CEVA Group PLC, Series A-2, 2.23% convertible preferred[3,5]	13,633	12,611
Consumer staples 0.04%
Bunge Ltd. 4.875% convertible preferred	322,700	35,862
Financials 0.02%
American Tower Corp., Series A, convertible preferred	200,000	21,758
Total convertible stocks (cost: $435,576,000)		411,662
Convertible bonds 0.12% Energy 0.06%	Principal amount (000)
American Energy Utica, LLC 3.50% convertible notes 2021[4,6,7]	$53,232	60,152
The Income Fund of America — Page 5 of 37

unaudited
Convertible bonds Consumer discretionary 0.03%	Principal amount (000)	Value (000)
MGM Resorts International 4.25% convertible notes 2015	$19,845	$25,501
Miscellaneous 0.03%
Other convertible bonds in initial period of acquisition		27,994
Total convertible bonds (cost: $96,221,000)		113,647
Bonds, notes & other debt instruments 19.52% Corporate bonds & notes 14.00% Financials 2.69%
ACE INA Holdings Inc. 2.60% 2015	7,445	7,599
ACE INA Holdings Inc. 3.35% 2024	2,500	2,528
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	794
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,000	2,012
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,377
American Campus Communities, Inc. 3.75% 2023	3,985	3,962
American Campus Communities, Inc. 4.125% 2024	12,695	12,888
American Express Co. 6.15% 2017	12,610	14,218
American Express Credit Co. 1.55% 2017	7,730	7,759
American International Group, Inc. 2.30% 2019	9,785	9,849
American International Group, Inc. 3.375% 2020	13,000	13,517
American International Group, Inc. 4.50% 2044	3,000	3,059
American Tower Corp. 7.00% 2017	6,200	7,025
American Tower Corp. 3.40% 2019	6,400	6,553
American Tower Corp. 7.25% 2019	15,025	17,987
ANZ National (International) Ltd. 3.125% 2015[4]	10,000	10,194
AvalonBay Communities, Inc. 3.625% 2020	1,790	1,868
AXA SA, Series B, junior subordinated 6.379% (undated)[4,6]	4,155	4,500
Bank of America Corp., Series L, 3.625% 2016	7,060	7,312
Bank of America Corp. 3.75% 2016	9,975	10,418
Bank of America Corp. 1.25% 2017	8,500	8,515
Bank of America Corp. 5.75% 2017	8,100	9,023
Bank of America Corp., Series L, 2.65% 2019	8,500	8,586
Bank of America Corp. 5.625% 2020	9,000	10,233
Bank of America Corp. 5.00% 2021	3,500	3,879
Bank of America Corp. 4.00% 2024	18,175	18,794
Bank of America Corp. 4.20% 2024	5,525	5,569
Bank of America Corp. 4.25% 2026	10,510	10,451
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[6]	13,500	13,905
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[6]	30,924	33,707
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,234
Bank of Nova Scotia 2.55% 2017	9,000	9,281
BB&T Corp. 1.00% 2017	8,500	8,466
BBVA Bancomer SA 6.50% 2021[4]	7,200	8,028
Berkshire Hathaway Finance Corp. 4.30% 2043	1,800	1,828
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,811
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,152
Berkshire Hathaway Inc. 4.40% 2042	2,000	2,040
BNP Paribas 3.60% 2016	10,000	10,357
BNP Paribas 4.25% 2024	15,000	15,098
BPCE SA group 4.00% 2024	6,000	6,205
BPCE SA group 4.625% 2024[4]	6,400	6,323
BPCE SA group 5.15% 2024[4]	11,725	12,085
The Income Fund of America — Page 6 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Brandywine Operating Partnership, LP 5.70% 2017	$20	$22
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,740
CIT Group Inc., Series C, 4.75% 2015[4]	56,200	56,727
CIT Group Inc. 4.25% 2017	14,000	14,420
CIT Group Inc. 5.00% 2017	43,300	45,465
CIT Group Inc. 5.25% 2018	2,500	2,644
CIT Group Inc. 3.875% 2019	41,255	41,616
CIT Group Inc., Series C, 5.50% 2019[4]	16,150	17,280
Citigroup Inc. 4.587% 2015	10,885	11,342
Citigroup Inc. 3.953% 2016	7,115	7,440
Citigroup Inc. 8.50% 2019	4,894	6,147
Citigroup Inc., Series N, junior subordinated 5.80% (undated)[6]	20,550	20,642
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[6]	13,295	13,228
CNA Financial Corp. 3.95% 2024	6,705	6,883
Corporate Office Properties LP 5.25% 2024	9,150	9,844
Corporate Office Properties Trust 3.60% 2023	320	309
Credit Suisse Group AG 3.625% 2024	6,210	6,238
Crescent Resources 10.25% 2017[4]	36,046	39,651
Crown Castle International Corp. 4.875% 2022	9,800	9,916
DCT Industrial Trust Inc. 4.50% 2023	3,550	3,656
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,134
Developers Diversified Realty Corp. 9.625% 2016	8,395	9,355
Developers Diversified Realty Corp. 7.50% 2017	38,892	44,128
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,410
Developers Diversified Realty Corp. 7.875% 2020	7,795	9,689
Discover Financial Services 4.20% 2023	5,460	5,729
ERP Operating LP 6.584% 2015	2,705	2,777
ERP Operating LP 7.125% 2017	10,000	11,577
Essex Portfolio L.P. 3.25% 2023	4,400	4,301
Essex Portfolio L.P. 3.875% 2024	10,950	11,133
Genworth Holdings, Inc. 4.90% 2023	1,565	1,632
Goldman Sachs Group, Inc. 5.125% 2015	10,854	10,946
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,332
Goldman Sachs Group, Inc. 2.55% 2019	22,440	22,312
Goldman Sachs Group, Inc. 2.625% 2019	7,200	7,258
Goldman Sachs Group, Inc. 5.25% 2021	23,000	25,655
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,054
Goldman Sachs Group, Inc. 3.625% 2023	8,500	8,536
Goldman Sachs Group, Inc. 3.85% 2024	14,330	14,488
Goldman Sachs Group, Inc., Series L, 5.70% 2049[6]	14,270	14,645
HBOS PLC 6.75% 2018[4]	17,300	19,460
Hospitality Properties Trust 6.30% 2016	8,650	9,115
Hospitality Properties Trust 5.625% 2017	10,169	11,030
Hospitality Properties Trust 6.70% 2018	12,625	14,080
Hospitality Properties Trust 5.00% 2022	6,500	6,860
Hospitality Properties Trust 4.50% 2023	11,060	11,278
Hospitality Properties Trust 4.50% 2025	2,940	2,930
HSBC Holdings PLC 4.25% 2024	17,070	17,574
HSBK (Europe) BV 7.25% 2017[4]	30,570	32,594
Icahn Enterprises Finance Corp. 3.50% 2017	26,550	26,484
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,202
International Lease Finance Corp. 4.875% 2015	31,080	31,503
International Lease Finance Corp. 8.625% 2015	3,000	3,154
Intesa Sanpaolo SpA 5.017% 2024[4]	28,110	27,513
The Income Fund of America — Page 7 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 6.00% 2023[1]	$950	$1,005
Iron Mountain Inc. 5.75% 2024[1]	2,175	2,229
iStar Financial Inc. 4.00% 2017	25,500	25,385
iStar Financial Inc., Series B, 9.00% 2017	37,360	42,123
iStar Financial Inc. 4.875% 2018	11,575	11,604
iStar Financial Inc. 5.00% 2019	14,275	14,275
JPMorgan Chase & Co. 1.35% 2017	12,240	12,260
JPMorgan Chase & Co. 2.20% 2019	26,470	26,182
JPMorgan Chase & Co. 3.25% 2022	5,000	5,014
JPMorgan Chase & Co. 3.20% 2023	8,000	7,942
JPMorgan Chase & Co. 3.625% 2024	14,880	15,077
JPMorgan Chase & Co. 3.875% 2024	10,500	10,470
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	74,825	81,466
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[6]	6,000	5,932
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[6]	36,535	38,676
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,970
Kimco Realty Corp. 5.70% 2017	17,250	19,028
Kimco Realty Corp. 4.30% 2018	1,000	1,077
Kimco Realty Corp. 6.875% 2019	10,844	12,932
Leucadia National Corp. 5.50% 2023	13,255	13,928
Liberty Mutual Group Inc. 4.25% 2023[4]	4,400	4,557
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,6]	19,415	22,813
Lloyds Banking Group PLC 2.30% 2018	3,625	3,653
Lloyds Banking Group PLC 4.50% 2024	11,750	11,778
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4,6]	14,430	18,506
MetLife Capital Trust X, junior subordinated 9.25% 2068[4,6]	500	717
MetLife Global Funding I 2.50% 2015[4]	10,000	10,189
MetLife Global Funding I 2.30% 2019[4]	17,880	17,959
Metlife, Inc. 3.60% 2024	3,775	3,854
Morgan Stanley 4.10% 2015	7,500	7,561
Morgan Stanley 3.80% 2016	5,125	5,329
Morgan Stanley 2.375% 2019	20,180	20,074
Morgan Stanley 3.70% 2024	17,710	17,753
Morgan Stanley, Series F, 3.875% 2024	8,135	8,254
Morgan Stanley 4.35% 2026	17,425	17,488
Nationwide Mutual Insurance Co. 5.81% 2024[4,6]	8,150	8,160
New York Life Global Funding 2.10% 2019[4]	11,000	11,033
Nordea Bank AB 2.375% 2019[4]	15,000	15,183
Ocwen Financial Corp. 6.625% 2019[4]	10,200	9,639
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,683
PNC Bank 2.40% 2019	7,825	7,864
PNC Bank 3.30% 2024	875	873
PNC Financial Services Group, Inc. 2.854% 2022	8,710	8,553
PNC Financial Services Group, Inc. 3.90% 2024	13,125	13,321
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[6]	10,250	11,239
PNC Preferred Funding Trust I, junior subordinated 1.884% (undated)[4,6]	23,800	23,205
PRICOA Global Funding I 1.35% 2017[4]	11,500	11,494
Prologis, Inc. 3.35% 2021	2,750	2,784
Prologis, Inc. 4.25% 2023	30,260	31,579
Prudential Financial, Inc. 3.50% 2024	15,000	15,084
Prudential Financial, Inc. 4.60% 2044	2,200	2,252
Prudential Holdings, LLC, Series C, 8.695% 2023[4,8]	9,811	12,493
QBE Insurance Group Ltd. 2.40% 2018[4]	16,910	16,930
Rabobank Nederland 2.25% 2019	8,000	8,105
The Income Fund of America — Page 8 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 4.625% 2023	$17,280	$18,188
RBS Capital Trust II 6.425% noncumulative trust (undated)[6]	6,005	6,298
Realogy Corp. 4.50% 2019[4]	42,575	42,894
Realogy Corp., LOC, 4.40% 2016[6,8,9]	3,417	3,347
Regions Financial Corp. 7.75% 2014	4,791	4,796
Regions Financial Corp. 5.75% 2015	5,000	5,143
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4,6]	12,735	14,518
Ryman Hospitality Properties, Inc. 5.00% 2021	10,375	10,375
Scentre Group 2.375% 2019[4]	2,900	2,891
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[4,6]	116,330	142,272
Société Générale, junior subordinated 5.922% (undated)[4,6]	45,073	47,777
Standard Chartered Bank 6.40% 2017[4]	25,000	27,949
Synovus Financial Corp. 7.875% 2019	23,506	26,562
Toronto-Dominion Bank 2.375% 2016	4,275	4,411
Toronto-Dominion Bank 2.25% 2019	11,000	10,988
UBS AG 2.375% 2019	8,500	8,516
UDR, Inc., Series A, 5.25% 2015	3,000	3,027
UDR, Inc. 3.70% 2020	2,320	2,407
Unum Group 7.125% 2016	6,740	7,506
UnumProvident Finance Co. PLC 6.85% 2015[4]	14,529	15,365
US Bancorp., Series T, 1.65% 2017	10,000	10,121
US Bancorp. 3.70% 2024	10,000	10,426
WEA Finance LLC 1.75% 2017[4]	5,000	5,014
WEA Finance LLC 2.70% 2019[4]	6,205	6,253
WEA Finance LLC 3.75% 2024[4]	1,500	1,521
WEA Finance LLC 4.75% 2044[4]	6,475	6,683
Wells Fargo & Co. 3.676% 2016	10,000	10,457
Wells Fargo & Co. 2.125% 2019	16,000	16,018
Wells Fargo & Co. 4.60% 2021	45,000	49,759
Wells Fargo & Co. 3.30% 2024	19,000	18,967
Wells Fargo & Co. 4.10% 2026	6,650	6,748
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	86,566	95,127
Westpac Banking Corp. 3.00% 2015	9,000	9,239
		2,585,164
Consumer discretionary 2.05%
21st Century Fox America, Inc. 3.70% 2024[4]	13,275	13,511
21st Century Fox America, Inc. 4.75% 2044[4]	1,000	1,038
American Honda Finance Corp. 2.25% 2019	8,500	8,549
Boyd Gaming Corp. 9.125% 2018	88,575	93,225
Boyd Gaming Corp. 9.00% 2020	5,000	5,419
Burger King Corp 0%/11.00% 2019[4,10]	23,475	21,890
Burger King Corp. 6.00% 2022[4]	22,300	22,718
Cablevision Systems Corp. 8.00% 2020	20,000	22,975
Caesars Entertainment Operating Co. 11.25% 2017	18,000	13,590
Caesars Entertainment,Term Loan B, 7.00% 2020[6,8,9]	4,963	4,754
Carnival Corp. 3.95% 2020	14,605	15,303
CBS Corp. 1.95% 2017	5,000	5,072
CBS Corp. 2.30% 2019	5,000	4,940
CBS Outdoor Americas Inc. 5.25% 2022[4]	16,176	16,742
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,360
Cedar Fair, LP 5.375% 2024[4]	15,275	15,294
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	35,425	37,108
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	19,600	20,457
The Income Fund of America — Page 9 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	$23,550	$23,756
Cinemark USA, Inc. 5.125% 2022	8,725	8,812
CityCenter Holdings, Term Loan B, 4.25% 2020[6,8,9]	2,842	2,829
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	31,310	33,463
Comcast Corp. 5.90% 2016	10,000	10,711
Comcast Corp. 5.65% 2035	7,000	8,417
Comcast Corp. 6.45% 2037	25,000	32,264
Comcast Corp. 4.75% 2044	15,000	16,182
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[6,8,9]	8,229	8,157
Cox Communications, Inc. 5.45% 2014	1,599	1,608
Cox Communications, Inc. 5.875% 2016[4]	25,000	27,295
Cumulus Media Holdings Inc. 7.75% 2019	23,915	24,842
Cumulus Media Inc., Term Loan B, 4.25% 2020[6,8,9]	10,903	10,763
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	8,500	8,549
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	2,000	2,059
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	8,585	8,573
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	2,000	2,029
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	14,000	13,991
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	2,270	2,277
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,029
Delta 2 (Formula One), Term Loan B, 4.75% 2021[6,8,9]	10,675	10,592
Delta 2 (Formula One), Term Loan B, 7.75% 2022[6,8,9]	8,125	8,120
DISH DBS Corp. 4.625% 2017	45,105	47,135
DISH DBS Corp. 4.25% 2018	39,375	40,458
DISH DBS Corp. 7.875% 2019	1,425	1,658
DISH DBS Corp. 5.125% 2020	10,900	11,363
Dollar General Corp. 3.25% 2023	10,613	9,543
Dynacast International LLC 9.25% 2019	5,575	5,986
Federated Department Stores, Inc. 6.90% 2029	7,925	10,071
Ford Motor Co. 4.75% 2043	150	154
Ford Motor Credit Co. 1.70% 2016	8,500	8,567
Ford Motor Credit Co. 2.50% 2016	7,000	7,121
Ford Motor Credit Co. 8.00% 2016	1,500	1,702
Ford Motor Credit Co. 2.375% 2018	10,905	11,018
Ford Motor Credit Co. 2.597% 2019	13,765	13,726
Ford Motor Credit Co. 4.375% 2023	12,850	13,651
Ford Motor Credit Co. 3.664% 2024	10,000	9,958
Gannett Co., Inc. 5.125% 2019	7,925	8,282
Gannett Co., Inc. 4.875% 2021[4]	6,835	6,903
Gannett Co., Inc. 6.375% 2023	4,065	4,390
General Motors Financial Co. 3.00% 2017	32,000	32,680
General Motors Financial Co. 3.25% 2018	24,375	24,984
General Motors Financial Co. 6.75% 2018	1,720	1,959
General Motors Financial Co. 3.50% 2019	10,620	10,959
General Motors Financial Co. 4.375% 2021	24,775	25,985
Hilton Hotels Corp. 5.625% 2021[4]	11,565	12,208
Hilton Worldwide, Term Loan B, 3.50% 2020[6,8,9]	17,943	17,792
Home Depot, Inc. 2.00% 2019	29,000	28,982
Home Depot, Inc. 5.95% 2041	25,000	31,749
Home Depot, Inc. 4.40% 2045	7,475	7,865
Jaguar Land Rover PLC 4.25% 2019[4]	4,420	4,453
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[6,8,9]	21,064	20,920
Limited Brands, Inc. 5.25% 2014	1,585	1,585
Limited Brands, Inc. 8.50% 2019	16,105	19,326
The Income Fund of America — Page 10 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 7.00% 2020	$21,271	$24,249
Limited Brands, Inc. 6.625% 2021	23,754	27,020
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	12,225	12,485
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,436
MGM Resorts International 7.50% 2016	8,425	9,078
MGM Resorts International 8.625% 2019	5,425	6,307
MGM Resorts International 6.75% 2020	7,350	8,085
MGM Resorts International 7.75% 2022	17,000	19,635
Michaels Stores, Inc. 7.50% 2018[4,6,7]	2,253	2,298
Michaels Stores, Inc. 5.875% 2020[4]	14,125	14,337
Mohegan Tribal Gaming Authority 11.00% 2018[4,6,7]	14,225	14,154
Myriad International Holdings 6.00% 2020[4]	40,000	43,600
NBC Universal Enterprise, Inc. 0.916% 2018[4,6]	8,625	8,714
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	37,105	38,838
NBCUniversal Media, LLC 2.875% 2016	10,000	10,311
NCL Corp. Ltd. 5.00% 2018	575	578
Needle Merger Sub Corp. 8.125% 2019[4]	16,220	15,652
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	48,050	51,494
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,7]	16,760	18,017
Neiman Marcus, Term Loan B, 4.25% 2020[6,8,9]	37,175	36,650
News America Inc. 5.30% 2014	20,000	20,102
PETCO Animal Supplies, Inc. 9.25% 2018[4]	21,600	22,572
Pinnacle Entertainment, Inc. 6.375% 2021	17,275	18,571
Playa Resorts Holding BV 8.00% 2020[4]	16,795	17,551
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[6,8,9]	5,442	5,374
President & Fellows of Harvard College 3.619% 2037	10,000	9,592
RCI Banque 3.50% 2018[4]	12,500	13,002
Royal Caribbean Cruises Ltd. 11.875% 2015	21,425	23,032
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	12,876
Schaeffler Holding Finance BV 7.625% 2018[4,6,7]	5,450	5,736
Schaeffler Holding Finance BV 6.25% 2019[4,7]	18,500	19,240
Seminole Tribe of Florida 6.535% 2020[4,8]	8,830	9,536
Seneca Gaming Corp. 8.25% 2018[4]	7,925	8,321
Six Flags Entertainment Corp. 5.25% 2021[4]	14,387	14,531
Stackpole Intl. 7.75% 2021[4]	32,765	33,461
Thomson Reuters Corp. 1.30% 2017	1,510	1,510
Thomson Reuters Corp. 1.65% 2017	6,765	6,794
Thomson Reuters Corp. 4.30% 2023	1,285	1,365
Thomson Reuters Corp. 5.65% 2043	1,425	1,574
Time Inc. 5.75% 2022[4]	7,000	6,860
Time Inc., Term Loan B, 4.25% 2021[6,8,9]	27,752	27,613
Time Warner Cable Inc. 6.75% 2018	18,630	21,688
Time Warner Cable Inc. 5.00% 2020	35,000	39,218
Time Warner Inc. 5.875% 2016	8,000	8,759
Time Warner Inc. 2.10% 2019	1,240	1,223
Time Warner Inc. 4.75% 2021	15,000	16,518
Time Warner Inc. 4.05% 2023	2,735	2,847
Time Warner Inc. 3.55% 2024	3,000	2,990
Time Warner Inc. 4.65% 2044	8,500	8,533
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,535
Toyota Motor Credit Corp. 2.125% 2019	1,500	1,503
Toys "R" Us Property Co. II, LLC 8.50% 2017	8,400	8,442
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[6,8,9]	10,524	8,577
Univision Communications Inc. 6.875% 2019[4]	2,100	2,213
The Income Fund of America — Page 11 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,8,9]	$19,682	$19,512
Univision Communications Inc., Term Loan D, 4.00% 2020[6,8,9]	9,964	9,878
Viacom Inc. 5.85% 2043	1,750	1,990
Videotron Ltd. 6.375% 2015	4,905	4,924
Virgin Media Secured Finance PLC 5.375% 2021[4]	17,600	18,348
Volkswagen International Finance NV 2.875% 2016[4]	4,000	4,118
Volkswagen International Finance NV 2.375% 2017[4]	14,500	14,904
Walt Disney Co. 1.10% 2017	7,575	7,525
Warner Music Group 6.00% 2021[4]	15,146	15,600
Warner Music Group 5.625% 2022[4]	3,312	3,337
Warner Music Group 6.75% 2022[4]	13,750	13,612
Weather Company, Term Loan, 7.00% 2020[6,8,9]	2,500	2,461
WPP Finance 2010 3.75% 2024	2,000	1,993
Wynn Macau, Ltd. 5.25% 2021[4]	14,525	14,598
		1,965,393
Telecommunication services 1.82%
Altice Finco SA 6.50% 2022[4]	12,000	12,360
Altice Finco SA, First Lien, 7.75% 2022[4]	21,775	22,864
AT&T Inc. 2.40% 2016	9,000	9,225
AT&T Inc. 4.80% 2044	3,150	3,192
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	6,125	7,580
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,387
Deutsche Telekom International Finance BV 4.875% 2042[4]	350	363
France Télécom 2.75% 2016	9,000	9,274
France Télécom 4.125% 2021	15,000	15,900
Frontier Communications Corp. 8.125% 2018	26,547	30,277
Frontier Communications Corp. 6.25% 2021	10,275	10,641
Frontier Communications Corp. 9.25% 2021	20,625	24,673
Frontier Communications Corp. 8.75% 2022	6,425	7,453
Frontier Communications Corp. 7.125% 2023	20,825	22,283
Frontier Communications Corp. 7.625% 2024	28,125	30,375
Frontier Communications Corp. 6.875% 2025	4,375	4,441
Intelsat Jackson Holding Co. 7.25% 2020	7,750	8,292
Intelsat Jackson Holding Co. 6.625% 2022	46,700	49,385
Level 3 Communications, Inc. 11.875% 2019	3,000	3,248
LightSquared, Term Loan B, 12.00% 2014[7,8,9,11]	77,493	106,553
MetroPCS Wireless, Inc. 6.25% 2021	52,075	54,549
MetroPCS Wireless, Inc. 6.625% 2023	64,150	67,999
NII Capital Corp. 10.00% 2016[11]	56,025	17,648
NII Capital Corp. 7.875% 2019[4,11]	56,250	36,562
NII Capital Corp. 8.875% 2019[11]	47,125	15,316
NII Capital Corp. 11.375% 2019[4,11]	66,715	43,698
NII Capital Corp. 7.625% 2021[11]	205,235	42,073
Numerical Group SA, First Lien, 4.875% 2019[4]	55,400	55,469
Numerical Group SA, First Lien, 6.00% 2022[4]	49,100	50,266
Numerical Group SA, First Lien, 6.25% 2024[4]	6,700	6,901
Orange SA 5.50% 2044	3,000	3,335
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,307
SoftBank Corp. 4.50% 2020[4]	18,375	18,674
Sprint Corp. 7.25% 2021[4]	28,350	30,051
Sprint Corp. 7.875% 2023[4]	90,400	98,084
Sprint Corp. 7.125% 2024[4]	14,000	14,437
Sprint Nextel Corp. 8.375% 2017	29,525	33,437
The Income Fund of America — Page 12 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 9.125% 2017	$36,196	$40,992
Sprint Nextel Corp. 9.00% 2018[4]	5,000	5,894
Sprint Nextel Corp. 7.00% 2020	66,570	70,897
Sprint Nextel Corp. 11.50% 2021	20,975	27,058
Telecom Italia Capital SA 6.999% 2018	26,440	29,712
Telecom Italia Capital SA 7.175% 2019	15,960	18,254
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,380
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,830
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,808
T-Mobile US, Inc. 6.542% 2020	54,450	57,649
T-Mobile US, Inc. 6.375% 2025	11,650	11,999
Trilogy International Partners, LLC 10.25% 2016[4]	47,050	47,932
Verizon Communications Inc. 3.00% 2016	17,000	17,571
Verizon Communications Inc. 0.632% 2017[6]	13,000	13,012
Verizon Communications Inc. 1.35% 2017	7,225	7,216
Verizon Communications Inc. 2.625% 2020[4]	280	279
Verizon Communications Inc. 3.00% 2021	5,000	4,968
Verizon Communications Inc. 5.15% 2023	74,285	83,219
Verizon Communications Inc. 3.50% 2024	18,800	18,534
Verizon Communications Inc. 4.40% 2034	2,921	2,862
Verizon Communications Inc. 5.05% 2034	3,906	4,142
Verizon Communications Inc. 6.00% 2041	28,000	32,902
Verizon Communications Inc. 6.55% 2043	60,786	76,851
Verizon Communications Inc. 4.862% 2046[4]	8,290	8,475
Verizon Communications Inc. 5.012% 2054[4]	51,934	53,450
Wind Acquisition SA 4.75% 2020[4]	50,510	49,500
Wind Acquisition SA 7.375% 2021[4]	56,900	55,762
		1,751,720
Energy 1.61%
Access Midstream Partners, L.P. 5.875% 2021	650	691
Alpha Natural Resources, Inc. 9.75% 2018	27,790	18,272
Alpha Natural Resources, Inc. 6.00% 2019	12,785	6,520
Alpha Natural Resources, Inc. 7.50% 2020[4]	29,500	23,674
Alpha Natural Resources, Inc. 6.25% 2021	20,885	9,712
American Energy (Marcellus), Term Loan B, 5.25% 2020[6,8,9]	11,325	11,052
American Energy (Marcellus), Term Loan A, 8.50% 2021[6,8,9]	21,150	20,357
American Energy (Permian Basin), 6.741% 2019[4,6]	10,000	8,900
American Energy (Permian Basin) 7.125% 2020[4]	24,550	21,711
American Energy (Permian Basin) 7.375% 2021[4]	15,350	13,508
American Energy (Woodford LLC), 9.00% 2022[4]	15,925	14,094
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,416
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,235
Anadarko Petroleum Corp. 8.70% 2019	32,255	40,492
Anadarko Petroleum Corp. 3.45% 2024	925	913
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,354
Anadarko Petroleum Corp. 6.20% 2040	500	602
Anadarko Petroleum Corp. 4.50% 2044	405	399
Arch Coal, Inc. 7.00% 2019	33,525	13,578
Arch Coal, Inc. 8.00% 2019[4]	2,550	1,670
Arch Coal, Inc. 9.875% 2019	3,500	1,593
Arch Coal, Inc. 7.25% 2021	18,675	7,003
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,129
BG Energy Capital PLC 2.875% 2016[4]	7,395	7,655
The Income Fund of America — Page 13 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Boardwalk Pipeline Partners 3.375% 2023	$3,000	$2,797
Bonanza Creek Energy, Inc. 6.75% 2021	6,200	6,246
California Resources Corp. 5.00% 2020[4]	3,225	3,281
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,117
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,451
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,227
Cenovus Energy Inc. 3.00% 2022	5,970	5,828
Cenovus Energy Inc. 3.80% 2023	15,005	15,230
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	4,892
CONSOL Energy Inc. 8.25% 2020	47,626	50,424
CONSOL Energy Inc. 5.875% 2022[4]	19,650	20,018
Denbury Resources Inc. 4.625% 2023	16,750	15,494
Devon Energy Corp. 2.25% 2018	3,600	3,608
Diamond Offshore Drilling, Inc. 4.875% 2043	20,950	18,908
Ecopetrol SA 5.875% 2045	165	170
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,365
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	36,612
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,992
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,596
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,871
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,280
Enbridge Inc. 5.60% 2017	20,067	22,031
Enbridge Inc. 4.00% 2023	27,650	28,677
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,677
EnLink Midstream Partners, LP 4.40% 2024	1,290	1,360
Enterprise Products Operating LLC 5.20% 2020	5,500	6,181
Enterprise Products Operating LLC 3.35% 2023	5,000	4,964
Enterprise Products Operating LLC 3.90% 2024	16,490	16,996
Enterprise Products Operating LLC 3.75% 2025	2,375	2,387
Enterprise Products Operating LLC 4.85% 2044	2,805	2,900
Enterprise Products Operating LLC 5.10% 2045	2,010	2,136
Exxon Mobil Corp. 0.921% 2017	8,500	8,512
Exxon Mobil Corp. 1.819% 2019	4,775	4,798
Exxon Mobil Corp. 3.176% 2024	2,615	2,708
Halliburton Co. 2.00% 2018	14,000	14,112
Jupiter Resources Inc. 8.50% 2022[4]	29,375	26,070
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	10,049
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,893
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,061
Kinder Morgan Energy Partners, LP 5.00% 2021[4]	200	212
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,429
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,216
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,659
Kinder Morgan Energy Partners, LP 4.15% 2024	1,950	1,934
Kinder Morgan Energy Partners, LP 4.25% 2024	11,280	11,248
Kinder Morgan Energy Partners, LP 6.95% 2038	750	863
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	18,516
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	9,497
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	7,241
Laredo Petroleum, Inc. 9.50% 2019	6,775	7,181
NGL Energy Partners LP 5.125% 2019[4]	7,975	8,035
NGPL PipeCo LLC 7.119% 2017[4]	40,800	41,106
NGPL PipeCo LLC 9.625% 2019[4]	47,630	50,964
Oasis Petroleum Inc. 6.875% 2022	8,000	8,360
The Income Fund of America — Page 14 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,8]	$1,627	$1,725
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,8]	4,640	4,872
PDC Energy Inc. 7.75% 2022	28,200	29,757
Peabody Energy Corp. 7.375% 2016	1,475	1,527
Peabody Energy Corp. 6.00% 2018	80,020	77,819
Peabody Energy Corp. 6.25% 2021	34,150	32,464
Pemex Project Funding Master Trust 4.875% 2015	2,400	2,435
Petrobras Global Finance Co. 6.25% 2024	675	717
Petrobras Global Finance Co. 5.625% 2043	1,310	1,202
Petrobras International Finance Co. 5.75% 2020	6,535	6,915
Petrobras International Finance Co. 5.375% 2021	28,655	29,482
Petrobras International Finance Co. 6.75% 2041	290	300
Petróleos Mexicanos 3.50% 2018	14,280	14,815
Petróleos Mexicanos 5.50% 2044[4]	2,375	2,488
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	18,052	18,585
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	19,310	20,951
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	10,325	11,751
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,765
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	1,000	1,191
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,550	15,532
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	36
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,310
Rice Energy Inc. 6.25% 2022[4]	19,825	19,267
Sabine Pass Liquefaction, LLC 5.625% 2021	24,650	25,944
Sabine Pass Liquefaction, LLC 5.625% 2023	5,000	5,200
Sabine Pass Liquefaction, LLC 5.75% 2024[4]	20,075	20,853
Samson Investment Co. 9.75% 2020	56,530	41,267
Samson Investment Co., Term Loan B, 5.00% 2018[6,8,9]	1,450	1,349
Schlumberger Investment SA 3.65% 2023	7,530	7,892
Shell International Finance BV 2.00% 2018	4,990	5,036
Spectra Energy Partners, LP 4.60% 2021	15,000	16,429
Spectra Energy Partners, LP 4.75% 2024	3,250	3,528
Statoil ASA 3.125% 2017	10,000	10,520
Statoil ASA 4.25% 2041	3,000	3,017
StatoilHydro ASA 1.80% 2016	10,000	10,191
Targa Resources Corp. 4.125% 2019[4]	5,250	5,342
Teekay Corp. 8.50% 2020	21,405	23,867
Tesoro Logistics LP 5.50% 2019[4]	6,800	7,004
Tesoro Logistics LP 6.25% 2022[4]	8,225	8,533
Total Capital International 2.125% 2018	6,500	6,609
Total Capital International 2.10% 2019	8,500	8,504
Total Capital SA 3.00% 2015	10,000	10,177
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,116
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	61,150	61,914
Transocean Inc. 5.05% 2016	18,395	19,316
Transocean Inc. 2.50% 2017	6,500	6,418
Transocean Inc. 6.375% 2021	23,090	24,181
Transocean Inc. 3.80% 2022	2,635	2,376
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,125	2,051
Western Gas Partners LP 2.60% 2018	1,150	1,167
Williams Partners LP 5.25% 2020	1,960	2,179
Williams Partners LP 4.00% 2021	2,900	3,022
Williams Partners LP 4.50% 2023	6,000	6,314
Williams Partners LP 4.30% 2024	4,480	4,644
The Income Fund of America — Page 15 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 3.90% 2025	$5,500	$5,458
Williams Partners LP 5.40% 2044	760	797
Williams Partners LP 4.90% 2045	2,755	2,710
Woodside Finance Ltd. 4.60% 2021[4]	18,935	20,546
		1,544,287
Health care 1.41%
AbbVie Inc. 2.90% 2022	1,000	977
AbbVie Inc. 4.40% 2042	12,620	12,569
Aetna Inc. 1.50% 2017	1,335	1,334
Aetna Inc. 2.20% 2019	1,195	1,194
Aetna Inc. 4.75% 2044	1,250	1,326
Amgen Inc. 2.20% 2019	1,365	1,355
Baxter International Inc. 1.85% 2018	3,180	3,182
Bayer AG 2.375% 2019[4]	11,390	11,422
Bayer AG 3.00% 2021[4]	12,000	12,097
Bayer AG 3.375% 2024[4]	4,790	4,812
Boston Scientific Corp. 6.40% 2016	21,735	23,549
Boston Scientific Corp. 6.00% 2020	5,375	6,172
Cardinal Health, Inc. 4.00% 2015	3,000	3,061
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,8,9]	2,272	2,272
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,001
Celgene Corp 3.625% 2024	13,610	13,776
Celgene Corp 4.625% 2044	4,350	4,455
Centene Corp. 5.75% 2017	23,240	24,576
Centene Corp. 4.75% 2022	17,925	18,149
Community Health Systems, Inc. 5.125% 2018	6,825	7,115
DENTSPLY International Inc. 2.75% 2016	5,620	5,762
DJO Finance LLC 9.75% 2017	11,653	11,886
DJO Finance LLC 7.75% 2018	14,025	14,235
DJO Finance LLC 8.75% 2018	22,175	23,506
DJO Finance LLC 9.875% 2018	7,285	7,704
Endo Finance LLC & Endo Finco Inc. 7.00% 2019[4]	2,450	2,588
Endo Finance LLC & Endo Finco Inc. 7.00% 2020[4]	6,350	6,723
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	4,575	4,609
Express Scripts Inc. 2.75% 2014	1,000	1,001
Express Scripts Inc. 3.125% 2016	13,564	14,049
Express Scripts Inc. 7.25% 2019	8,985	10,891
Forest Laboratories, Inc. 5.00% 2021[4]	20,820	22,336
Gilead Sciences, Inc. 3.05% 2016	10,265	10,695
Gilead Sciences, Inc. 3.70% 2024	5,855	6,029
Gilead Sciences, Inc. 4.80% 2044	3,360	3,680
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	5,000	5,138
HCA Inc. 6.375% 2015	7,400	7,493
HCA Inc. 3.75% 2019	53,950	54,220
HCA Inc. 6.50% 2020	16,865	18,889
Humana Inc. 2.625% 2019	1,070	1,074
Humana Inc. 3.85% 2024	4,400	4,449
Humana Inc. 4.95% 2044	31,100	32,101
INC Research LLC 11.50% 2019[4]	29,160	32,805
inVentiv Health Inc, Term Loan B4, 7.75% 2018[6,8,9]	19,305	19,196
inVentiv Health Inc. 9.00% 2018[4]	35,035	36,524
inVentiv Health Inc. 11.00% 2018[4]	22,533	16,111
inVentiv Health Inc. 11.00% 2018[4]	10,010	7,157
The Income Fund of America — Page 16 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 12.00% 2018[4,6,7]	$46,762	$42,320
Johnson & Johnson 4.50% 2043	4,000	4,512
Kinetic Concepts, Inc. 10.50% 2018	78,042	86,236
Kinetic Concepts, Inc. 12.50% 2019	24,950	27,632
McKesson Corp. 0.95% 2015	1,135	1,138
McKesson Corp. 3.25% 2016	7,525	7,747
McKesson Corp. 1.40% 2018	745	733
McKesson Corp. 2.284% 2019	5,875	5,855
McKesson Corp. 4.75% 2021	3,475	3,857
McKesson Corp. 3.796% 2024	12,005	12,224
McKesson Corp. 4.883% 2044	625	668
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,415
Medtronic, Inc. 4.625% 2044	1,200	1,251
Merck & Co., Inc. 1.10% 2018	6,710	6,658
Multiplan Inc., Term Loan B, 4.00% 2021[6,8,9]	61,828	61,036
Novartis Capital Corp. 2.90% 2015	14,000	14,171
Novartis Capital Corp. 3.40% 2024	12,855	13,223
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	13,940	13,051
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[6,8,9]	23,901	23,655
Pfizer Inc. 2.10% 2019	21,130	21,259
Pfizer Inc. 3.40% 2024	22,915	23,269
Pfizer Inc. 4.40% 2044	16,250	16,712
PRA Holdings, Inc. 9.50% 2023[4]	8,235	9,017
Roche Holdings, Inc. 2.25% 2019[4]	22,750	22,824
Roche Holdings, Inc. 2.875% 2021[4]	22,750	23,009
Roche Holdings, Inc. 3.35% 2024[4]	3,500	3,575
Roche Holdings, Inc. 7.00% 2039[4]	4,000	5,843
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,6,8,9]	11,979	11,919
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,6,8,9]	9,200	9,154
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,6,7,8,9]	19,083	18,987
Select Medical Holdings Corp. 6.375% 2021	9,850	10,121
Symbion Inc. 8.00% 2016	32,230	33,358
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,725
Tenet Healthcare Corp., First Lien, 4.75% 2020	14,465	14,863
Tenet Healthcare Corp., First Lien, 6.00% 2020	40,255	43,375
Tenet Healthcare Corp., First Lien, 4.50% 2021	12,540	12,618
Thermo Fisher Scientific Inc. 1.30% 2017	8,630	8,625
Thermo Fisher Scientific Inc. 2.40% 2019	8,405	8,461
Thermo Fisher Scientific Inc. 4.15% 2024	11,250	11,795
UnitedHealth Group Inc. 6.00% 2017	12,430	13,925
UnitedHealth Group Inc. 2.75% 2023	660	644
UnitedHealth Group Inc. 2.875% 2023	1,500	1,479
VPI Escrow Corp. 6.75% 2018[4]	32,760	34,930
VPI Escrow Corp. 6.375% 2020[4]	38,555	39,712
VPI Escrow Corp. 7.50% 2021[4]	6,645	7,135
VWR Funding, Inc. 7.25% 2017	54,080	56,987
WellPoint, Inc. 2.30% 2018	1,370	1,382
WellPoint, Inc. 2.25% 2019	12,500	12,391
WellPoint, Inc. 3.50% 2024	2,000	1,988
		1,349,709
The Income Fund of America — Page 17 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 1.39%	Principal amount (000)	Value (000)
AAF Holdings LLC 12.75% 2019[4,6,7,8]	$7,525	$7,388
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,009
ABB Finance (USA) Inc. 2.875% 2022	1,000	999
ADS Waste Escrow 8.25% 2020	4,675	4,920
ADT Corp. 4.125% 2019	19,225	19,105
AECOM Technology Corp. 5.75% 2022[4]	5,975	6,274
AerCap Holdings NV 2.75% 2017[4]	27,275	26,968
Allegiant Travel Co. 5.50% 2019	875	899
Altegrity, Inc. 9.50% 2019[4]	49,900	48,278
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	8,826	9,477
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	78,161
Atlas Copco AB 5.60% 2017[4]	7,405	8,173
BakerCorp International, Inc. 8.25% 2019	2,000	1,965
BE Aerospace, Inc. 5.25% 2022	82,790	92,518
Builders Firstsource 7.625% 2021[4]	7,094	7,395
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,523
Burlington Northern Santa Fe LLC 3.40% 2024	3,590	3,604
Burlington Northern Santa Fe LLC 4.55% 2044	2,220	2,265
Burlington Northern Santa Fe LLC 4.90% 2044	11,970	12,933
Canadian National Railway Co. 1.45% 2016	5,010	5,073
CEVA Group PLC 7.00% 2021[4]	2,250	2,199
CEVA Group PLC 9.00% 2021[4]	1,050	1,011
CEVA Group PLC, LOC, 6.50% 2021[6,8,9]	4,870	4,651
CEVA Group PLC, Term Loan B, 6.50% 2021[6,8,9]	7,048	6,731
CEVA Group PLC, Term Loan, 6.50% 2021[6,8,9]	5,110	4,880
CEVA Group PLC, Term Loan, 6.50% 2021[6,8,9]	881	841
CNH Capital LLC 3.25% 2017	6,500	6,533
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	229	234
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	2,194	2,309
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	435	462
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	48	50
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	3,792	3,998
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	1,762	1,853
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	139	151
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	10,800	11,955
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	180	188
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	413	454
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	454	478
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,548	3,850
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	10,267	10,941
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,239	2,514
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	4,626	5,239
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	176	184
CSX Corp. 6.25% 2015	1,153	1,180
CSX Corp. 3.40% 2024	6,715	6,761
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[6,8,9]	33,143	33,163
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[6,8,9]	14,697	14,707
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	4,869	5,593
ERAC USA Finance Co. 5.25% 2020[4]	5,000	5,638
Esterline Technologies Corp. 7.00% 2020	18,065	19,059
Euramax International, Inc. 9.50% 2016	31,755	31,199
European Aeronautic Defence and Space Company 2.70% 2023[4]	6,000	5,871
Gardner Denver, Inc. 6.875% 2021[4]	2,806	2,939
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,8,9]	37,998	37,486
The Income Fund of America — Page 18 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Gates Global LLC 6.00% 2022[4]	$12,575	$12,261
Gates Global LLC, Term Loan B, 4.25% 2021[6,8,9]	11,100	10,992
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,225
General Electric Capital Corp. 2.95% 2016	4,650	4,810
General Electric Capital Corp. 2.45% 2017	13,000	13,396
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,565
General Electric Capital Corp. 3.45% 2024	9,000	9,187
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	50,000	54,940
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	112,300	131,251
General Electric Co. 0.85% 2015	10,000	10,048
General Electric Co. 2.70% 2022	7,750	7,654
General Electric Co. 4.125% 2042	11,000	11,145
Hardwoods Acquisition Inc 7.50% 2021[4]	11,250	11,419
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[3,6,8,9]	2,065	1,962
HD Supply, Inc. 11.50% 2020	31,980	37,377
HDTFS Inc. 6.75% 2019	250	262
HDTFS Inc. 5.875% 2020	3,000	3,038
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[6,8,9]	24,250	24,149
LMI Aerospace Inc. 7.375% 2019[4]	15,600	15,678
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	19,500	19,939
Navios Maritime Holdings Inc. 7.375% 2022[4]	23,140	23,342
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,510	10,221
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	22,500	22,617
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	23,900	24,916
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	16,700	17,034
Norfolk Southern Corp. 5.75% 2016	6,710	7,103
Norfolk Southern Corp. 5.75% 2018	2,000	2,267
Nortek Inc. 10.00% 2018	22,255	23,535
Nortek Inc. 8.50% 2021	33,565	36,250
Ply Gem Industries, Inc. 6.50% 2022	21,450	21,182
Ply Gem Industries, Inc. 6.50% 2022[4]	4,850	4,789
R.R. Donnelley & Sons Co. 7.25% 2018[1]	7,234	8,138
R.R. Donnelley & Sons Co. 7.875% 2021[1]	3,050	3,447
R.R. Donnelley & Sons Co. 7.00% 2022[1]	17,500	18,813
R.R. Donnelley & Sons Co. 6.50% 2023[1]	10,580	11,003
Safway Group Holding 7.00% 2018[4]	5,500	5,706
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	19,375	20,247
TRAC Intermodal 11.00% 2019	15,425	17,083
TransDigm Inc. 5.50% 2020	22,000	22,110
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[3,8,11]	2,421	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	4,043	4,386
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	6,434	6,941
United Technologies Corp. 4.50% 2042	1,765	1,891
US Investigations Services, Inc. 13.00% 2020[4,7]	49,578	20,892
US Investigations Services, Inc. 14.00% 2020[4,7]	3,585	1,513
US Investigations Services, Inc. 15.00% 2021[4,7]	9,970	2,991
Volvo Treasury AB 5.95% 2015[4]	8,835	9,025
Watco Companies 6.375% 2023[4]	10,670	10,883
		1,337,852
The Income Fund of America — Page 19 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.85%	Principal amount (000)	Value (000)
Alcatel-Lucent USA Inc. 4.625% 2017[4]	$38,200	$39,012
Alcatel-Lucent USA Inc. 6.75% 2020[4]	20,815	21,543
Alcatel-Lucent USA Inc. 8.875% 2020[4]	30,790	33,946
Avago Technologies Ltd., Term Loan B, 3.75% 2021[6,8,9]	53,656	53,560
Ceridian LLC / Comdata Inc. 8.125% 2017[4]	7,200	7,218
Compucom Systems Inc., 7.00% 2021[4]	3,425	3,185
First Data Corp. 7.375% 2019[4]	18,225	19,364
First Data Corp. 14.50% 2019[4,7]	2,338	2,449
First Data Corp. 6.75% 2020[4]	12,350	13,245
First Data Corp. 8.25% 2021[4]	26,700	29,103
First Data Corp. 11.75% 2021	35,461	41,755
First Data Corp. 12.625% 2021	23,538	28,482
First Data Corp. 8.75% 2022[4,6,7]	36,640	40,212
Freescale Semiconductor, Inc. 5.00% 2021[4]	52,300	51,777
Freescale Semiconductor, Inc. 6.00% 2022[4]	19,075	19,600
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[6,8,9]	7,940	7,844
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,386
International Business Machines Corp. 1.95% 2016	10,000	10,224
International Business Machines Corp. 2.00% 2016	10,000	10,186
Jabil Circuit, Inc. 8.25% 2018	20,925	24,325
Jabil Circuit, Inc. 5.625% 2020	10,650	11,449
KLA-Tencor Corp. 2.375% 2017	7,000	7,027
KLA-Tencor Corp. 4.65% 2024	9,000	9,043
Lawson Software, Inc. 9.375% 2019	25,800	28,154
NXP BV and NXP Funding LLC 3.75% 2018[4]	34,825	35,260
Oracle Corp. 2.25% 2019	19,000	19,054
Oracle Corp. 2.80% 2021	8,500	8,547
Oracle Corp. 3.40% 2024	7,500	7,578
Oracle Corp. 4.50% 2044	2,500	2,589
Samsung Electronics America, Inc. 1.75% 2017[4]	3,500	3,523
Serena Software, Inc. Term Loan B 7.50% 2020[6,8,9]	23,575	23,654
SRA International, Inc. 11.00% 2019	59,195	63,339
SRA International, Inc., Term Loan B, 6.50% 2018[6,8,9]	67,768	67,895
SunGard Data Systems Inc. 7.375% 2018	15,722	16,410
SunGard Data Systems Inc. 7.625% 2020	29,540	31,645
Xerox Corp. 6.40% 2016	768	824
Xerox Corp. 2.95% 2017	7,940	8,220
Xerox Corp. 6.75% 2017	360	402
		812,029
Materials 0.82%
Arbermarle Corp. 5.10% 2015	2,570	2,597
ArcelorMittal 4.25% 2015[6]	4,000	4,080
ArcelorMittal 5.00% 2017[6]	15,680	16,425
ArcelorMittal 6.00% 2021[6]	15,470	16,650
ArcelorMittal 6.75% 2022[6]	25,110	28,000
ArcelorMittal 7.25% 2041[6]	50,075	51,953
Ball Corp. 5.75% 2021	4,615	4,857
Ball Corp. 5.00% 2022	3,625	3,815
Cliffs Natural Resources Inc. 4.875% 2021[1]	4,945	4,080
Dow Chemical Co. 5.25% 2041	4,000	4,315
Ecolab Inc. 3.00% 2016	7,455	7,743
Ecolab Inc. 4.35% 2021	1,000	1,095
Ecolab Inc. 5.50% 2041	750	888
The Income Fund of America — Page 20 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 6.75% 2020[4]	$54,163	$52,673
First Quantum Minerals Ltd. 7.00% 2021[4]	54,762	54,009
First Quantum Minerals Ltd. 7.25% 2022[4]	2,850	2,786
FMG Resources 6.00% 2017[4]	65,430	66,943
FMG Resources 6.875% 2018[4,8]	18,344	18,849
FMG Resources 8.25% 2019[4]	12,700	13,224
Georgia Gulf Corp. 4.625% 2021	14,625	14,241
Georgia Gulf Corp. 4.875% 2023	2,400	2,337
Glencore Xstrata LLC 2.50% 2019[4]	5,000	4,964
Glencore Xstrata LLC 4.625% 2024[4]	7,000	7,099
Graphic Packaging International, Inc. 4.75% 2021	3,550	3,603
Holcim Ltd. 6.00% 2019[4]	1,607	1,858
Holcim Ltd. 5.15% 2023[4]	12,595	13,973
International Paper Co. 7.30% 2039	5,615	7,384
JMC Steel Group Inc. 8.25% 2018[4]	49,758	50,691
LSB Industries, Inc. 7.75% 2019	16,800	18,013
Monsanto Co. 2.75% 2021	195	193
Monsanto Co. 4.40% 2044	13,215	13,376
Mosaic Co. 4.25% 2023	800	840
Newcrest Finance Pty Ltd. 4.45% 2021[4]	7,000	6,670
OMNOVA Solutions Inc. 7.875% 2018	8,500	8,712
PQ Corp. 8.75% 2018[4]	7,700	8,191
Rayonier Advanced Materials Inc. 5.50% 2024[4]	17,132	16,232
Reynolds Group Inc. 7.125% 2019	8,000	8,330
Reynolds Group Inc. 7.875% 2019	1,555	1,670
Reynolds Group Inc. 5.75% 2020	72,255	75,506
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,024
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,206
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,543
Rio Tinto Finance (USA) Ltd. 2.25% 2018	8,995	9,064
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	3,876
Ryerson Inc. 9.00% 2017	18,800	19,834
Ryerson Inc. 11.25% 2018	9,333	10,220
Smurfit Capital Funding PLC 7.50% 2025	7,125	8,265
Solenis, Term Loan, 7.75% 2022[6,8,9]	26,695	26,148
Taminco Global Chemical Corp. 9.75% 2020[4]	4,940	5,459
Tembec Industries Inc. 9.00% 2019[4]	11,645	11,820
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	7,310	7,950
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[6,8,9]	11,541	11,375
Walter Energy, Inc. 9.50% 2019[4]	27,600	24,081
Walter Energy, Inc. 9.875% 2020	4,150	1,220
Xstrata Canada Financial Corp. 3.60% 2017[4]	5,000	5,208
Xstrata Canada Financial Corp. 4.95% 2021[4]	6,000	6,437
		790,595
The Income Fund of America — Page 21 of 37

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.73%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	$10,000	$11,237
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	2,000	2,247
AES Corp. 7.75% 2015	5,496	5,812
AES Corp. 8.00% 2017	487	554
AES Corp. 8.00% 2020	7,000	8,163
AES Corp. 7.375% 2021	10,125	11,603
AES Corp. 4.875% 2023	2,000	2,005
AES Corp. 5.50% 2024	7,500	7,706
AES Panamá, SA 6.35% 2016[4]	7,627	7,894
American Electric Power Co. 2.95% 2022	12,065	11,817
Calpine Corp. 5.375% 2023	28,000	28,315
Calpine Corp. 7.875% 2023[4]	3,000	3,337
CenterPoint Energy Resources Corp. 4.50% 2021	13,130	14,461
CEZ, a s 4.25% 2022[4]	2,820	3,006
CMS Energy Corp. 8.75% 2019	10,116	12,851
CMS Energy Corp. 6.25% 2020	31,156	36,748
CMS Energy Corp. 3.875% 2024	14,680	15,197
CMS Energy Corp. 4.70% 2043	2,795	2,872
CMS Energy Corp. 4.875% 2044	3,640	3,901
Colbun SA 6.00% 2020[4]	2,000	2,223
Colbun SA 4.50% 2024[4]	1,500	1,517
Comision Federal de Electricidad 4.875% 2024[4]	2,000	2,115
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,500	2,924
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	14,131	17,057
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,865	2,888
Duke Energy Corp. 3.95% 2023	5,000	5,278
Duke Energy Corp. 3.75% 2024	9,565	9,943
Duke Energy Indiana, Inc. 4.90% 2043	17,000	19,643
Dynegy Finance Inc. 6.75% 2019[4]	4,275	4,430
Dynegy Finance Inc. 7.375% 2022[4]	5,360	5,675
Dynegy Finance Inc. 7.625% 2024[4]	8,215	8,718
E.ON International Finance BV 5.80% 2018[4]	17,000	19,240
EDP Finance BV 5.25% 2021[4]	22,500	23,404
Electricité de France SA 1.15% 2017[4]	3,500	3,505
Electricité de France SA 6.95% 2039[4]	8,000	10,749
Electricité de France SA 4.875% 2044[4]	3,850	4,117
Electricité de France SA 5.25% (undated)[4,6]	25,505	26,525
Empresa Nacional de Electricidad SA 4.25% 2024	900	915
Enel Finance International SA 6.00% 2039[4]	3,000	3,450
Enel Società per Azioni 8.75% 2073[4,6]	12,000	14,085
Entergy Corp. 4.70% 2017	8,000	8,515
Eskom Holdings Ltd. 5.75% 2021[4]	6,820	7,077
Eskom Holdings SOC Ltd. 6.75% 2023[4]	5,000	5,400
FirstEnergy Corp., Series B, 4.25% 2023	31,465	31,595
Iberdrola Finance Ireland 5.00% 2019[4]	1,060	1,176
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,316
MidAmerican Energy Co. 5.95% 2017	10,625	11,993
MidAmerican Energy Co. 2.40% 2019	9,000	9,175
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,330
MidAmerican Energy Holdings Co. 3.75% 2023	965	1,001
Midwest Generation, LLC, Series B, 8.56% 2016[3,8,11]	2,419	2,479
National Grid PLC 6.30% 2016	2,000	2,183
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,264
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	6,250	7,513
The Income Fund of America — Page 22 of 37

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Niagara Mohawk Power Corp. 3.508% 2024[4]	$1,305	$1,335
Niagara Mohawk Power Corp. 4.278% 2034[4]	2,000	2,053
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	2,274	2,223
Northern States Power Co. 4.125% 2044	11,000	11,313
NRG Energy, Inc. 6.25% 2022	5,515	5,805
NRG Energy, Inc. 6.625% 2023	7,700	8,162
NV Energy, Inc 6.25% 2020	20,000	23,640
Ohio Power Co., Series G, 6.60% 2033	1,385	1,807
Ohio Power Co., Series H, 6.60% 2033	375	483
Pacific Gas and Electric Co. 3.25% 2023	3,618	3,626
Pacific Gas and Electric Co. 3.85% 2023	14,434	15,153
Pacific Gas and Electric Co. 3.40% 2024	10,290	10,366
Pacific Gas and Electric Co. 3.75% 2024	5,170	5,371
Pacific Gas and Electric Co. 3.75% 2042	500	465
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,280
PacifiCorp., First Mortgage Bonds, 5.25% 2035	1,023	1,205
PG&E Corp. 2.40% 2019	2,500	2,512
Progress Energy, Inc. 7.00% 2031	2,500	3,360
Progress Energy, Inc. 7.75% 2031	2,500	3,572
Public Service Co. of Colorado 5.125% 2019	125	142
Public Service Co. of Colorado 3.20% 2020	279	293
Public Service Electric and Gas Co. 2.00% 2019	8,565	8,556
Puget Sound Energy, Inc., First Lien, 6.50% 2020	6,234	7,434
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,445	5,171
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,426	8,585
Puget Sound Energy Inc. 6.724% 2036	1,999	2,797
Tampa Electric Co. 2.60% 2022	2,675	2,622
Tampa Electric Co. 4.35% 2044	11,515	12,096
Teco Finance, Inc. 6.75% 2015	200	206
Teco Finance, Inc. 4.00% 2016	3,031	3,164
Teco Finance, Inc. 5.15% 2020	5,731	6,432
TXU, Term Loan, 3.737% 2014[6,8,9,11]	3,000	2,201
TXU, Term Loan, 4.65% 2017[6,8,9,11]	26,205	19,140
Veolia Environnement 6.00% 2018	625	706
Veolia Environnement 6.75% 2038	500	619
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,093
Virginia Electric and Power Co. 3.45% 2024	3,220	3,313
Virginia Electric and Power Co. 4.45% 2044	2,000	2,122
Xcel Energy Inc. 4.70% 2020	5,796	6,478
Xcel Energy Inc. 6.50% 2036	5,000	6,646
		703,691
Consumer staples 0.63%
Altria Group, Inc. 9.70% 2018	6,081	7,845
Altria Group, Inc. 9.25% 2019	18,542	24,162
Altria Group, Inc. 4.00% 2024	1,500	1,555
Altria Group, Inc. 9.95% 2038	23,500	39,535
Altria Group, Inc. 4.25% 2042	20,000	18,802
Altria Group, Inc. 4.50% 2043	16,000	15,487
Altria Group, Inc. 5.375% 2044	1,700	1,875
Anheuser-Busch InBev NV 3.625% 2015	21,000	21,296
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,071
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,515
Anheuser-Busch InBev NV 7.75% 2019	25,000	30,346
The Income Fund of America — Page 23 of 37

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Brasil Foods SA 5.875% 2022[4]	$3,250	$3,583
Brasil Foods SA 5.875% 2022	1,500	1,654
British American Tobacco International Finance PLC 9.50% 2018[4]	8,705	11,067
C&S Group Enterprises LLC 5.375% 2022[4]	24,700	24,762
Coca-Cola Co. 1.50% 2015	10,590	10,709
Coca-Cola Co. 1.80% 2016	10,000	10,214
ConAgra Foods, Inc. 1.90% 2018	3,750	3,734
ConAgra Foods, Inc. 3.20% 2023	2,592	2,517
Constellation Brands, Inc. 8.375% 2014	2,175	2,193
Constellation Brands, Inc. 7.25% 2017	16,425	18,345
Constellation Brands, Inc. 3.875% 2019	6,000	6,105
Constellation Brands, Inc. 3.75% 2021	1,750	1,759
Constellation Brands, Inc. 6.00% 2022	2,825	3,171
Constellation Brands, Inc. 4.25% 2023	8,250	8,312
CVS Caremark Corp. 2.25% 2018	2,750	2,782
CVS Caremark Corp. 2.25% 2019	11,145	11,108
CVS Caremark Corp. 4.00% 2023	1,000	1,053
CVS Caremark Corp. 3.375% 2024	2,531	2,532
Del Monte Corp. 7.625% 2019	13,365	13,432
General Mills, Inc. 1.40% 2017	4,295	4,295
General Mills, Inc. 2.20% 2019	1,540	1,533
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	4,999
Imperial Tobacco Finance PLC 3.50% 2023[4]	10,000	9,883
Ingles Markets, Inc. 5.75% 2023	14,450	14,775
Kimberly-Clark Corp. 7.50% 2018	9,000	10,937
Kraft Foods Inc. 5.375% 2020	4,712	5,358
Kraft Foods Inc. 5.00% 2042	31,800	33,954
Kroger Co. 3.85% 2023	2,935	3,014
Kroger Co. 5.00% 2042	2,750	2,925
Mondelez International, Inc. 4.00% 2024	5,340	5,519
Pernod Ricard SA 2.95% 2017[4]	20,000	20,617
Pernod Ricard SA 4.45% 2022[4]	9,500	10,106
Philip Morris International Inc. 3.60% 2023	7,245	7,470
Philip Morris International Inc. 4.875% 2043	5,500	5,992
Procter & Gamble Co. 3.50% 2015	17,250	17,403
Reynolds American Inc. 3.25% 2022	6,150	6,014
Reynolds American Inc. 6.15% 2043	1,305	1,527
Rite Aid Corp. 8.00% 2020	8,000	8,680
SABMiller Holdings Inc. 2.20% 2018[4]	1,100	1,100
SABMiller Holdings Inc. 4.95% 2042[4]	7,000	7,565
Smithfield Foods, Inc. 5.25% 2018[4]	1,500	1,549
Smithfield Foods, Inc. 5.875% 2021[4]	5,250	5,578
Smithfield Foods, Inc. 6.625% 2022	4,900	5,366
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[6,8,9]	7,481	7,430
Tyson Foods, Inc. 6.60% 2016[6]	11,500	12,387
Tyson Foods, Inc. 2.65% 2019	2,500	2,527
Tyson Foods, Inc. 3.95% 2024	5,500	5,618
Tyson Foods, Inc. 5.15% 2044	4,460	4,780
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,106
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,331
Wal-Mart Stores, Inc. 2.55% 2023	3,250	3,158
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,004
Wal-Mart Stores, Inc. 4.00% 2043	2,750	2,761
WM. Wrigley Jr. Co 2.40% 2018[4]	1,200	1,213
The Income Fund of America — Page 24 of 37

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
WM. Wrigley Jr. Co 3.375% 2020[4]	$22,500	$23,015
WM. Wrigley Jr. Co. 2.90% 2019[4]	1,200	1,222
		609,232
Total corporate bonds & notes		13,449,672
U.S. Treasury bonds & notes 2.87% U.S. Treasury 2.61%
U.S. Treasury 0.25% 2015	123,000	123,151
U.S. Treasury 0.375% 2015	13,000	13,029
U.S. Treasury 1.375% 2015	250,000	253,238
U.S. Treasury 1.50% 2016[12]	110,500	112,527
U.S. Treasury 1.75% 2016	95,000	97,069
U.S. Treasury 0.625% 2018	107,000	104,956
U.S. Treasury 1.50% 2019	247,655	247,192
U.S. Treasury 1.625% 2019	157,155	157,512
U.S. Treasury 1.625% 2019	54,995	55,173
U.S. Treasury 1.75% 2019	148,100	149,083
U.S. Treasury 2.125% 2021	49,250	49,560
U.S. Treasury 2.50% 2023	72,450	73,944
U.S. Treasury 6.25% 2023	53,000	70,150
U.S. Treasury 2.375% 2024	57,975	58,197
U.S. Treasury 2.50% 2024	163,700	166,296
U.S. Treasury 2.75% 2024	20,000	20,768
U.S. Treasury 5.50% 2028	52,000	69,359
U.S. Treasury 5.375% 2031	8,475	11,457
U.S. Treasury 4.50% 2036	87,936	111,472
U.S. Treasury 4.625% 2040	15,150	19,653
U.S. Treasury 3.75% 2041	26,350	30,027
U.S. Treasury 2.75% 2042	7,325	6,888
U.S. Treasury 2.75% 2042	6,950	6,546
U.S. Treasury 3.00% 2042	56,175	55,701
U.S. Treasury 3.125% 2043	37,825	38,286
U.S. Treasury 3.625% 2043	25,300	28,075
U.S. Treasury 3.125% 2044	132,600	134,262
U.S. Treasury 3.375% 2044	155,240	164,700
U.S. Treasury 3.625% 2044	70,625	78,394
		2,506,665
U.S. Treasury inflation-protected securities 0.26%
U.S. Treasury Inflation-Protected Security 0.125% 2017[13]	3,953	4,016
U.S. Treasury Inflation-Protected Security 0.375% 2023[13]	997	997
U.S. Treasury Inflation-Protected Security 0.625% 2024[13]	61,166	62,217
U.S. Treasury Inflation-Protected Security 0.75% 2042[13]	36,581	34,603
U.S. Treasury Inflation-Protected Security 0.625% 2043[13]	7,242	6,619
U.S. Treasury Inflation-Protected Security 1.375% 2044[13]	130,103	143,531
		251,983
Total U.S. Treasury bonds & notes		2,758,648
The Income Fund of America — Page 25 of 37

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Bonds, notes & other debt instruments Mortgage-backed obligations 1.89%	Principal amount (000)	Value (000)
Aventura Mall Trust, Series A, 3.743% 2032[4,6,8]	$12,250	$12,982
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[6,8]	2,858	2,922
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[6,8]	5,000	5,424
Bank of Montreal 2.85% 2015[4,8]	10,000	10,150
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.226% 2044[6,8]	5,220	5,340
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[8]	11,829	12,526
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2024[4,6,8]	20,500	21,151
Commonwealth Bank of Australia 0.75% 2016[4,8]	7,000	7,010
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[8]	7,571	6,937
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 2.81% 2047[6,8]	4,559	3,690
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	1,501	1,547
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039[8]	8,000	8,551
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[6,8]	13,000	14,193
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.607% 2049[6,8]	10,000	10,808
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,8]	4,380	4,530
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,8]	6,998	7,221
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.003% 2031[4,6,8]	6,685	6,688
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.353% 2031[4,6,8]	6,025	5,963
Fannie Mae 5.50% 2018[8]	41	44
Fannie Mae 6.00% 2021[8]	191	209
Fannie Mae 5.50% 2024[8]	249	272
Fannie Mae 4.50% 2024[8]	2,460	2,666
Fannie Mae 4.50% 2025[8]	1,493	1,618
Fannie Mae 4.50% 2025[8]	2,421	2,624
Fannie Mae 4.50% 2025[8]	1,527	1,655
Fannie Mae 4.50% 2025[8]	1,365	1,479
Fannie Mae 6.00% 2026[8]	3,974	4,494
Fannie Mae 7.00% 2026[8]	619	705
Fannie Mae 2.50% 2027[8]	635	649
Fannie Mae 2.50% 2027[8]	1,291	1,317
Fannie Mae 2.50% 2027[8]	1,006	1,026
Fannie Mae 2.50% 2027[8]	534	544
Fannie Mae 2.50% 2027[8]	537	547
Fannie Mae 2.50% 2027[8]	1,682	1,717
Fannie Mae 2.50% 2027[8]	1,134	1,156
Fannie Mae 2.50% 2028[8]	41,422	42,273
Fannie Mae 2.50% 2028[8]	13,800	14,067
Fannie Mae 7.00% 2028[8]	1,607	1,831
Fannie Mae 7.00% 2028[8]	273	311
Fannie Mae 2.50% 2028[8]	111	114
Fannie Mae 6.00% 2028[8]	4,374	4,953
Fannie Mae 2.50% 2028[8]	1,763	1,797
Fannie Mae 2.50% 2028[8]	1,290	1,315
Fannie Mae 2.50% 2028[8]	581	592
Fannie Mae 2.50% 2028[8]	1,453	1,481
Fannie Mae 2.50% 2028[8]	591	603
Fannie Mae 2.50% 2028[8]	1,906	1,942
Fannie Mae 2.50% 2028[8]	1,708	1,736
Fannie Mae 2.50% 2028[8]	943	961
Fannie Mae 2.50% 2028[8]	471	480
Fannie Mae 2.50% 2028[8]	1,832	1,862
Fannie Mae 2.50% 2028[8]	1,191	1,214
Fannie Mae 2.50% 2028[8]	639	650
The Income Fund of America — Page 26 of 37

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[8]	$608	$618
Fannie Mae 2.50% 2028[8]	510	520
Fannie Mae 2.50% 2028[8]	474	483
Fannie Mae 2.50% 2028[8]	471	480
Fannie Mae 2.50% 2028[8]	335	342
Fannie Mae 2.50% 2028[8]	63	64
Fannie Mae 2.50% 2028[8]	939	957
Fannie Mae 2.50% 2028[8]	912	927
Fannie Mae 2.50% 2028[8]	513	521
Fannie Mae 2.50% 2028[8]	477	484
Fannie Mae 2.50% 2028[8]	471	479
Fannie Mae 5.50% 2033[8]	627	702
Fannie Mae 5.50% 2035[8]	600	673
Fannie Mae 6.00% 2036[8]	1,818	2,063
Fannie Mae 6.00% 2036[8]	923	1,048
Fannie Mae 6.00% 2036[8]	1,218	1,381
Fannie Mae 5.50% 2036[8]	4,169	4,666
Fannie Mae 6.50% 2037[8]	732	800
Fannie Mae 6.00% 2037[8]	191	215
Fannie Mae 7.50% 2037[8]	86	96
Fannie Mae 7.00% 2037[8]	448	502
Fannie Mae 6.00% 2037[8]	3,335	3,771
Fannie Mae 6.50% 2037[8]	958	1,089
Fannie Mae 7.00% 2037[8]	645	724
Fannie Mae 7.50% 2037[8]	329	375
Fannie Mae 7.50% 2037[8]	112	125
Fannie Mae 6.50% 2037[8]	316	358
Fannie Mae 6.00% 2037[8]	18,864	21,325
Fannie Mae 6.00% 2037[8]	2,976	3,365
Fannie Mae 6.50% 2037[8]	1,122	1,271
Fannie Mae 6.00% 2038[8]	3,043	3,440
Fannie Mae 6.00% 2038[8]	4,517	5,111
Fannie Mae 5.50% 2038[8]	952	1,060
Fannie Mae 6.00% 2038[8]	1,999	2,260
Fannie Mae 6.00% 2039[8]	2,409	2,723
Fannie Mae 6.50% 2039[8]	885	1,006
Fannie Mae 4.50% 2039[8]	30,242	33,138
Fannie Mae 5.00% 2040[8]	10,793	11,987
Fannie Mae 4.00% 2040[8]	8,786	9,349
Fannie Mae 4.192% 2040[6,8]	1,042	1,106
Fannie Mae 4.00% 2040[8]	9,197	9,784
Fannie Mae 4.50% 2040[8]	79	86
Fannie Mae 4.00% 2040[8]	14,899	15,889
Fannie Mae 4.00% 2040[8]	529	567
Fannie Mae 4.50% 2040[8]	103	113
Fannie Mae 4.50% 2041[8]	320	349
Fannie Mae 5.00% 2041[8]	496	553
Fannie Mae 5.00% 2041[8]	390	434
Fannie Mae 5.00% 2041[8]	608	677
Fannie Mae 5.00% 2041[8]	615	684
Fannie Mae 4.00% 2041[8]	9,106	9,729
Fannie Mae 4.00% 2041[8]	290	311
Fannie Mae 4.00% 2041[8]	432	463
Fannie Mae 4.00% 2041[8]	11,978	12,797
Fannie Mae 4.00% 2041[8]	885	949
The Income Fund of America — Page 27 of 37

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[8]	$508	$544
Fannie Mae 4.00% 2042[8]	1,457	1,562
Fannie Mae 4.00% 2042[8]	10,440	11,157
Fannie Mae 4.00% 2042[8]	4,430	4,749
Fannie Mae 3.50% 2042[8]	34,456	35,713
Fannie Mae 3.50% 2042[8]	25,560	26,484
Fannie Mae 3.50% 2042[8]	9,923	10,306
Fannie Mae 4.00% 2042[8]	29,645	31,671
Fannie Mae 4.00% 2043[8]	10,787	11,567
Fannie Mae 4.00% 2043[8]	10,370	11,121
Fannie Mae 3.00% 2043[8]	17,384	17,419
Fannie Mae 4.00% 2043[8]	3,483	3,735
Fannie Mae 4.00% 2043[8]	911	968
Fannie Mae 4.00% 2043[8]	4,070	4,364
Fannie Mae 4.00% 2043[8]	3,812	4,087
Fannie Mae 4.00% 2043[8]	3,802	4,085
Fannie Mae 4.00% 2043[8]	3,101	3,332
Fannie Mae 4.00% 2043[8]	2,883	3,090
Fannie Mae 3.50% 2044[8,14]	194,362	200,903
Fannie Mae 4.50% 2044[8,14]	28,787	31,208
Fannie Mae 4.00% 2044[8,14]	65,750	69,617
Fannie Mae 4.50% 2044[8,14]	176,463	190,917
Fannie Mae 6.50% 2047[8]	374	419
Fannie Mae 6.50% 2047[8]	792	886
Fannie Mae 6.50% 2047[8]	475	532
Fannie Mae 6.50% 2047[8]	125	140
Fannie Mae 6.50% 2047[8]	417	467
Fannie Mae 6.50% 2047[8]	336	376
Fannie Mae 7.00% 2047[8]	647	733
Fannie Mae 7.00% 2047[8]	321	364
Fannie Mae 7.00% 2047[8]	293	332
Fannie Mae 7.00% 2047[8]	229	259
Fannie Mae, Series 2001-4, Class GA, 9.441% 2025[6,8]	122	139
Fannie Mae, Series 2001-4, Class NA, 10.114% 2025[6,8]	3	3
Fannie Mae, Series 2001-20, Class E, 9.561% 2031[6,8]	138	153
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[8]	1,769	1,989
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[8]	3,706	4,113
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	6,498	7,170
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	488	546
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	269	314
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	409	478
Fannie Mae, Series 2002-W1, Class 2A, 6.527% 2042[6,8]	754	881
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027[8]	55	56
Freddie Mac 5.00% 2023[8]	1,019	1,109
Freddie Mac 5.00% 2023[8]	2,812	3,038
Freddie Mac 5.00% 2023[8]	2,808	3,035
Freddie Mac 5.00% 2023[8]	2,947	3,187
Freddie Mac 6.00% 2026[8]	616	698
Freddie Mac 6.00% 2027[8]	1,059	1,202
Freddie Mac 4.50% 2035[8]	19,435	21,156
Freddie Mac 5.50% 2037[8]	1,018	1,133
Freddie Mac 5.50% 2038[8]	2,475	2,761
Freddie Mac 6.50% 2038[8]	2,826	3,257
Freddie Mac 5.50% 2039[8]	1,263	1,408
Freddie Mac 4.50% 2039[8]	1,674	1,814
The Income Fund of America — Page 28 of 37

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2039[8]	$4,195	$4,683
Freddie Mac 5.00% 2039[8]	2,402	2,684
Freddie Mac 5.00% 2039[8]	1,684	1,863
Freddie Mac 4.50% 2040[8]	41,249	44,740
Freddie Mac 5.00% 2041[8]	242	269
Freddie Mac 4.00% 2041[8]	2,482	2,636
Freddie Mac 4.50% 2041[8]	3,785	4,101
Freddie Mac 4.50% 2041[8]	3,903	4,231
Freddie Mac 4.50% 2041[8]	3,349	3,631
Freddie Mac 4.50% 2042[8]	4,122	4,466
Freddie Mac 4.50% 2042[8]	6,426	6,967
Freddie Mac 4.00% 2043[8]	3,195	3,410
Freddie Mac 4.00% 2043[8]	7,581	8,092
Freddie Mac 4.00% 2043[8]	6,854	7,339
Freddie Mac 4.00% 2043[8]	5,597	5,996
Freddie Mac 4.00% 2043[8]	4,396	4,707
Freddie Mac 4.00% 2043[8]	3,479	3,734
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	21,901	23,220
Freddie Mac, Series 2289, Class NB, 9.465% 2022[6,8]	13	15
Freddie Mac, Series 2013-DN1, Class M-1, 3.552% 2023[6,8]	3,976	4,109
Freddie Mac, Series 2013-DN2, Class M-1, 1.602% 2023[6,8]	3,391	3,386
Freddie Mac, Series 2014-HQ2, Class M-1, 1.602% 2024[6,8]	5,811	5,796
Freddie Mac, Series 2014-HQ2, Class M-2, 2.352% 2024[6,8]	5,815	5,697
Freddie Mac, Series 2014-HQ3, Class M-1, 1.803% 2024[6,8]	5,120	5,126
Freddie Mac, Series 2014-DN4, Class M-2, 2.553% 2024[6,8]	6,155	6,188
Freddie Mac, Series 3061, Class PN, 5.50% 2035[8]	1,097	1,219
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	6,747	7,534
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	5,863	6,477
Freddie Mac, Series 3271, Class OA, 6.00% 2037[8]	6,074	6,704
Freddie Mac, Series 3312, Class PA, 5.50% 2037[8]	5,986	6,613
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	3,209	3,545
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.274% 2044[6,8]	12,550	13,057
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.312% 2045[6,8]	9,046	9,067
Government National Mortgage Assn. 10.00% 2021[8]	293	336
Government National Mortgage Assn. 10.00% 2025[8]	261	295
Government National Mortgage Assn. 4.50% 2041[8]	2,033	2,228
Government National Mortgage Assn. 4.00% 2044[8]	59,533	63,745
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[6,8]	6,760	7,162
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	10,000	10,773
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[6,8]	7,879	8,593
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,8]	1,332	1,371
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[8]	1,138	1,144
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,8]	6,555	6,600
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.33% 2036[6,8]	7,315	6,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[6,8]	14,700	15,561
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,8]	16,709	17,302
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	7,406	7,645
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[6,8]	15,450	16,823
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[6,8]	14,036	15,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	4,981	5,438
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.002% 2051[6,8]	20,950	23,069
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[6,8]	19,446	20,275
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[8]	12,000	12,497
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	6,728	7,507
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[6,8]	10,509	10,689
The Income Fund of America — Page 29 of 37

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[8]	$9,118	$9,881
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	9,819	10,640
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6,8]	15,000	15,935
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6,8]	10,035	10,986
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.835% 2050[6,8]	3,460	3,800
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.882% 2049[6,8]	11,290	12,394
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[8]	27,410	29,061
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,8]	8,745	9,034
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[8]	5,564	5,770
National Australia Bank 1.25% 2018[4,8]	5,000	4,951
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[8]	709	714
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 4.867% 2036[6,8]	4,926	3,987
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	8,000	8,637
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6,8]	19,050	20,511
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.716% 2049[6,8]	8,500	9,223
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.941% 2051[6,8]	8,500	9,279
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[4,6,8]	3,600	3,753
		1,816,765
Federal agency bonds & notes 0.34%
CoBank, ACB 7.875% 2018[4]	10,000	11,764
CoBank, ACB 0.834% 2022[4,6]	3,700	3,487
Fannie Mae 6.25% 2029	32,000	43,606
Fannie Mae 7.125% 2030	1,500	2,211
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	7,000	7,069
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	12,231	12,160
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6,8]	4,285	4,185
Fannie Mae, Series 2014-M1, multifamily 3.381% 2023[6,8]	450	468
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[6,8]	9,141	9,516
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[6,8]	17,665	18,635
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[6,8]	16,925	17,809
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[6,8]	7,990	8,141
Federal Home Loan Bank 5.50% 2036	100	132
Freddie Mac 2.50% 2016	22,500	23,227
Freddie Mac 0.75% 2018	66,300	65,398
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	6,906	6,919
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	11,000	10,917
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[6,8]	4,095	4,266
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	8,000	7,877
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	8,280	8,204
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	7,000	7,013
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	9,800	10,140
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[8]	12,673	13,060
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[6,8]	3,000	3,156
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[6,8]	9,465	10,018
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[8]	8,945	9,215
Private Export Funding Corp. 3.55% 2024	1,660	1,743
Tennessee Valley Authority, Series A, 3.875% 2021	850	932
Tennessee Valley Authority 1.875% 2022	850	814
Tennessee Valley Authority, Series B, 3.50% 2042	500	472
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	810
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,356
		333,720
The Income Fund of America — Page 30 of 37

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 0.21%	Principal amount (000)	Value (000)
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[8]	$2,677	$2,699
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	10,500	10,506
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[8]	6,990	7,000
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[8]	8,000	8,034
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[8]	4,446	4,448
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[8]	6,105	6,107
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[8]	4,650	4,656
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.573% 2026[4,6,8]	5,000	5,002
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[8]	13,630	1,835
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[4,8]	1,449	1,473
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[4,6,8]	1,145	1,193
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.293% 2037[6,8]	1,948	1,809
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.303% 2037[6,8]	3,407	3,085
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	7,175	7,214
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,8]	2,820	2,821
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,8]	7,735	7,749
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	4,000	3,994
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[8]	4,750	4,758
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[8]	13,990	14,008
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,8]	2,405	2,421
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,8]	14,260	14,328
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.552% 2028[4,6,8]	3,000	3,001
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,8]	8,500	8,521
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.352% 2037[6,8]	13,639	2,989
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[8]	7,560	7,576
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[8]	5,265	5,261
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[8]	2,354	2,355
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[8]	7,000	7,031
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.312% 2037[6,8]	1,933	1,727
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[8]	7,000	7,002
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[6,8]	529	553
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[8]	6,000	6,001
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[8]	6,685	6,703
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[8]	11,750	11,748
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	9,000	9,005
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[8]	4,625	4,613
		199,226
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Colombia (Republic of) Global 5.625% 2044	11,700	13,221
Croatian Government 6.75% 2019	3,200	3,564
Croatian Government 6.375% 2021	5,000	5,519
Hungarian Government 6.25% 2020	3,410	3,849
Israeli Government 4.50% 2043	3,695	3,769
Polish Government 6.375% 2019	6,060	7,205
Polish Government 5.00% 2022	3,000	3,379
Portuguese Government 5.125% 2024[4]	14,500	15,025
Slovenia (Republic of) 5.50% 2022	18,000	19,845
South Africa (Republic of) 4.665% 2024	5,000	5,225
Spanish Government 4.00% 2018[4]	33,765	36,004
Turkey (Republic of) 4.557% 2018[4]	1,200	1,266
Turkey (Republic of) 7.00% 2019	1,600	1,839
The Income Fund of America — Page 31 of 37

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 5.625% 2021	$5,400	$5,940
United Mexican States Government Global 5.55% 2045	7,000	7,980
		133,630
Municipals 0.06%
State of California, Various Purpose G.O. Bonds, 6.20% 2019	24,675	28,694
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	6,600	6,710
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	8,500	8,595
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[4,11]	1,875	937
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,348
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	6,500	6,503
		59,787
Miscellaneous 0.01%
Other bonds & notes in initial period of acquisition		8,471
Total bonds, notes & other debt instruments (cost: $18,258,527,000)		18,759,919
Short-term securities 5.57%
Abbott Laboratories 0.10% due 11/10/2014—1/12/2015[4]	$120,800	120,793
Apple Inc. 0.09%—0.13% due 12/2/2014—1/8/2015[4]	166,600	166,568
Bank of New York Mellon Corp. 0.06% due 11/3/2014[4]	75,000	75,000
CAFCO, LLC 0.20% due 3/17/2015	25,000	24,978
Caterpillar Financial Services Corp. 0.10% due 12/2/2014	44,374	44,371
Chariot Funding, LLC 0.26%—0.28% due 12/9/2014—12/22/2014[4]	66,200	66,193
Chevron Corp. 0.09%—0.14% due 11/10/2014—2/18/2015[4]	166,000	165,966
Ciesco LLC 0.18% due 12/4/2014	24,100	24,096
Coca-Cola Co. 0.11%—0.20% due 11/4/2014—1/14/2015[4]	175,000	174,985
E.I. duPont de Nemours and Co. 0.07% due 11/13/2014[4]	48,000	47,999
Emerson Electric Co. 0.09%—0.10% due 11/3/2014—1/7/2015[4]	144,665	144,655
ExxonMobil Corp. 0.08% due 11/12/2014	45,600	45,599
Fannie Mae 0.07%—0.15% due 11/4/2014—10/5/2015	714,400	714,125
Federal Farm Credit Banks 0.09%—0.15% due 11/4/2014—7/31/2015	502,700	502,513
Federal Home Loan Bank 0.06%—0.17% due 11/7/2014—7/16/2015	1,280,634	1,280,438
Freddie Mac 0.08%—0.17% due 11/5/2014—8/27/2015	959,800	959,460
General Electric Capital Corp. 0.17%—0.19% due 1/2/2015—1/14/2015	125,000	124,983
General Electric Co. 0.06% due 11/3/2014	15,400	15,400
IBM Corp. 0.10% due 12/9/2014[4]	28,400	28,399
Intel Corp. 0.08% due 12/12/2014	50,000	49,993
John Deere Bank SA 0.09% due 11/17/2014[4]	40,000	39,999
John Deere Financial Ltd. 0.09% due 12/8/2014[4]	38,000	37,996
Jupiter Securitization Co., LLC 0.25% due 3/3/2015[4]	25,000	24,983
National Rural Utilities Cooperative Finance Corp. 0.09% due 11/10/2014	43,000	42,999
Paccar Financial Corp. 0.08%—0.12% due 11/7/2014—12/11/2014	50,200	50,196
Parker-Hannifin Corp. 0.10% due 11/18/2014[4]	1,800	1,800
PepsiCo Inc. 0.08% due 12/17/2014[4]	35,000	34,997
Private Export Funding Corp. 0.20%—0.26% due 1/2/2015—2/13/2015[4]	96,200	96,175
Procter & Gamble Co. 0.11%—0.15% due 12/9/2014—1/9/2015[4]	115,000	114,991
Regents of the University of California 0.14% due 2/12/2015	30,116	30,105
The Income Fund of America — Page 32 of 37

unaudited
Short-term securities	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 0.08% due 12/2/2014[4]	$50,000	$49,999
Wells Fargo & Co. 0.23% due 4/8/2015	50,000	49,949
Total short-term securities (cost: $5,350,147,000)		5,350,703
Total investment securities 100.37% (cost: $77,740,863,000)		96,438,181
Other assets less liabilities (0.37)%		(354,602)
Net assets 100.00%		$96,083,579
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $445,849,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation (depreciation) at 10/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	11/18/2014	HSBC Bank	$36,095	A$39,000	$1,819
Australian dollars	11/20/2014	Bank of America, N.A.	$53,015	A$60,700	(326)
Australian dollars	11/21/2014	Bank of America, N.A.	$9,361	A$10,700	(41)
Australian dollars	11/21/2014	Barclays Bank PLC	$23,884	A$27,300	(104)
Australian dollars	11/21/2014	UBS AG	$66,500	A$76,000	(281)
Australian dollars	11/21/2014	JPMorgan Chase	$142,526	A$163,200	(878)
Australian dollars	12/12/2014	Citibank	$75,411	A$85,075	769
Euros	12/12/2014	UBS AG	$198,860	€157,600	1,309
					$2,267
The Income Fund of America — Page 33 of 37

unaudited
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2014, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2014 (000)
Waste Management, Inc.	27,982,868	—	1,629,515	26,353,353	$9,883	$1,288,416
Digital Realty Trust, Inc.	8,346,000	—	135,000	8,211,000	6,927	566,477
MeadWestvaco Corp.	11,281,000	—	—	11,281,000	—	498,282
Iron Mountain Inc.	12,457,211	—	—	12,457,211	51,012	449,332
Iron Mountain Inc.	3,125,000	—	—	3,125,000	48	3,234
TalkTalk Telecom Group PLC	57,242,000	—	—	57,242,000	—	274,802
R.R. Donnelley & Sons Co.	51,489,400	5,000,000	4,780,000	38,364,000	4,139	274,278
CBS Outdoor Americas, Inc.	7,800,000	—	—	7,800,000	2,886	237,354
Healthscope Ltd.[2]	101,831,569	—	—	101,831,569	—	227,614
Diebold, Inc.	3,925,000	—	—	3,925,000	1,128	139,063
Cliffs Natural Resources Inc.	15,224,581	—	—	4,945,000	2,447	117,385
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	630	62,226
Rotech Healthcare Inc., Term Loan, 13.00% 2020[6,7,8,9]	$18,566,454	$516,250	—	$19,082,704	621	18,987
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[6,8,9]	$12,009,250	—	$30,250	$11,979,000	169	11,919
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[6,8,9]	$9,200,000	—	—	$9,200,000	235	9,154
Rotech Healthcare Inc.[2,3]	543,172	—	—	543,172	—	6,138
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	314	29,934
					$80,439	$4,214,595

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $93,786,000, which represented .10% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,974,308,000, which represented 6.22% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Coupon rate may change periodically.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $841,678,000, which represented .88% of the net assets of the fund.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,986,000, which represented less than .01% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	A portion or all of the security purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.23% convertible preferred	5/2/2013	$13,171	$12,611.01%
NewPage Holdings Inc.	6/23/2011-9/9/2011	12,253	6,611.01
Revel AC, Inc.	2/14/2011-10/25/2012	56,224	—	.00
Total private placement securities		$81,648	$19,222.02
The Income Fund of America — Page 34 of 37

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles ("U.S. GAAP"). The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Income Fund of America — Page 35 of 37

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$9,917,316	$—	$6,138	$9,923,454
Financials	9,530,838	—	—	9,530,838
Industrials	8,673,916	32,586	2	8,706,504
Information technology	8,022,164	—	—	8,022,164
Consumer staples	7,960,552	—	—	7,960,552
Energy	5,658,324	—	191	5,658,515
Materials	5,007,460	—	—	5,007,460
Utilities	4,632,046	—	—	4,632,046
Telecommunication services	4,413,842	—	—	4,413,842
Consumer discretionary	3,519,276	59	—	3,519,335
Miscellaneous	3,918,544	—	—	3,918,544
Preferred securities	492,082	—	—	492,082
Rights & warrants	16,877	—	37	16,914
Convertible stocks	361,330	50,332	—	411,662
Convertible bonds	—	113,647	—	113,647
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,447,710	1,962	13,449,672
U.S. Treasury bonds & notes	—	2,758,648	—	2,758,648
Mortgage-backed obligations	—	1,816,765	—	1,816,765
Federal agency bonds & notes	—	333,720	—	333,720
Asset-backed obligations	—	199,226	—	199,226
Bonds & notes of governments & government agencies outside the U.S.	—	133,630	—	133,630
Municipals	—	59,787	—	59,787
Miscellaneous	—	8,471	—	8,471
Short-term securities	—	5,350,703	—	5,350,703
Total	$72,124,567	$24,305,284	$8,330	$96,438,181

The Income Fund of America — Page 36 of 37

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,897	$—	$3,897
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,630)	—	(1,630)
Total	$—	$2,267	$—	$2,267
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$20,071,540
Gross unrealized depreciation on investment securities	(1,517,258)
Net unrealized appreciation on investment securities	18,554,282
Cost of investment securities	77,883,899

Key to abbreviations and symbols
ADR = American Depositary Receipts	LOC = Letter of Credit
Auth. = Authority	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Econ. = Economic	TBA = To be announced
Fac. = Facility	A$ = Australian dollars
FDR = Fiduciary Depositary Receipts	€ = Euros
Fin. = Finance	GBP = British pounds
G.O. = General Obligation	HKD = Hong Kong dollars
GDR = Global Depositary Receipts	SIT = Slovenia tolars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-1214O-S42216	The Income Fund of America — Page 37 of 37

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: December 29, 2014